American Funds® Strategic Bond Fund
Investment portfolio
March 31, 2025
unaudited

Bonds, notes & other debt instruments 93.61% Mortgage-backed obligations 34.76% Federal agency mortgage-backed obligations 27.09%	Principal amount (000)	Value (000)
Fannie Mae Pool #FS5372 3.50% 7/1/2049[1]	USD177,185	$161,943
Fannie Mae Pool #BQ2143 2.50% 9/1/2050[1]	1,558	1,299
Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	2,511	2,206
Fannie Mae Pool #BQ6356 2.00% 11/1/2050[1]	36	28
Fannie Mae Pool #CA7737 2.50% 11/1/2050[1]	37,746	31,880
Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]	26,341	21,138
Fannie Mae Pool #BR2666 2.00% 2/1/2051[1]	7,749	6,250
Fannie Mae Pool #FM6128 2.50% 2/1/2051[1]	4,677	3,903
Fannie Mae Pool #FM5713 2.50% 2/1/2051[1]	84	70
Fannie Mae Pool #CA9390 2.50% 3/1/2051[1]	34,705	28,900
Fannie Mae Pool #MA4282 2.50% 3/1/2051[1]	6,723	5,629
Fannie Mae Pool #BR3314 2.50% 3/1/2051[1]	5,399	4,496
Fannie Mae Pool #MA4306 2.50% 4/1/2051[1]	26,907	22,555
Fannie Mae Pool #BN9135 2.50% 4/1/2051[1]	4,593	3,825
Fannie Mae Pool #BR9703 2.50% 4/1/2051[1]	1,605	1,336
Fannie Mae Pool #BR7725 2.50% 4/1/2051[1]	1,349	1,124
Fannie Mae Pool #CB0046 3.00% 4/1/2051[1]	126,101	109,414
Fannie Mae Pool #CB0191 3.00% 4/1/2051[1]	40,599	35,428
Fannie Mae Pool #CB0193 3.00% 4/1/2051[1]	5,011	4,384
Fannie Mae Pool #CB0520 2.50% 5/1/2051[1]	2,595	2,161
Fannie Mae Pool #CB0396 2.50% 5/1/2051[1]	1,967	1,638
Fannie Mae Pool #BT0971 2.50% 5/1/2051[1]	1,336	1,113
Fannie Mae Pool #BR9622 2.50% 5/1/2051[1]	500	416
Fannie Mae Pool #FM7803 2.00% 6/1/2051[1]	10,215	8,262
Fannie Mae Pool #FM7909 3.00% 6/1/2051[1]	3,721	3,255
Fannie Mae Pool #BQ0991 2.50% 7/1/2051[1]	7,867	6,551
Fannie Mae Pool #BT2760 2.50% 8/1/2051[1]	19	16
Fannie Mae Pool #BT9828 2.50% 9/1/2051[1]	6,647	5,535
Fannie Mae Pool #BT9289 2.50% 9/1/2051[1]	485	403
Fannie Mae Pool #FM9068 2.50% 10/1/2051[1]	9,419	7,906
Fannie Mae Pool #FM8954 2.50% 10/1/2051[1]	20	17
Fannie Mae Pool #FS4628 3.00% 10/1/2051[1]	6,666	5,831
Fannie Mae Pool #MA4465 2.00% 11/1/2051[1]	18,880	15,080
Fannie Mae Pool #MA4492 2.00% 12/1/2051[1]	2,540	2,026
Fannie Mae Pool #BT9483 2.50% 12/1/2051[1]	978	825
Fannie Mae Pool #BT9510 2.50% 12/1/2051[1]	960	811
Fannie Mae Pool #CB2319 2.50% 12/1/2051[1]	956	807
Fannie Mae Pool #FM9672 2.50% 12/1/2051[1]	709	592
Fannie Mae Pool #CB2372 2.50% 12/1/2051[1]	461	389
Fannie Mae Pool #BQ7006 2.00% 1/1/2052[1]	4,964	3,963
Fannie Mae Pool #MA4547 2.00% 2/1/2052[1]	7,612	6,061
Fannie Mae Pool #BV3083 2.00% 2/1/2052[1]	1,230	980
Fannie Mae Pool #CB3155 2.00% 3/1/2052[1]	8,319	6,628
Fannie Mae Pool #BV3101 2.00% 3/1/2052[1]	3,894	3,099
Fannie Mae Pool #FS1742 2.00% 3/1/2052[1]	3,338	2,665
American Funds Strategic Bond Fund — Page 1 of 52

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA4562 2.00% 3/1/2052[1]	USD2,977	$2,371
Fannie Mae Pool #BV4172 2.00% 3/1/2052[1]	1,752	1,394
Fannie Mae Pool #BV4169 2.00% 3/1/2052[1]	1,749	1,391
Fannie Mae Pool #CB3995 2.50% 3/1/2052[1]	310	259
Fannie Mae Pool #BT8111 2.50% 3/1/2052[1]	306	256
Fannie Mae Pool #BT2305 2.50% 3/1/2052[1]	304	255
Fannie Mae Pool #MA4577 2.00% 4/1/2052[1]	41,611	33,148
Fannie Mae Pool #FS7498 2.00% 4/1/2052[1]	18,476	14,740
Fannie Mae Pool #FS1598 2.00% 4/1/2052[1]	3,427	2,731
Fannie Mae Pool #CB3354 2.50% 4/1/2052[1]	2,553	2,125
Fannie Mae Pool #BV3853 2.50% 4/1/2052[1]	869	726
Fannie Mae Pool #BU8802 2.50% 4/1/2052[1]	430	360
Fannie Mae Pool #BU9507 2.50% 4/1/2052[1]	67	56
Fannie Mae Pool #FS9189 2.00% 5/1/2052[1]	7,810	6,240
Fannie Mae Pool #BV9818 2.50% 5/1/2052[1]	602	504
Fannie Mae Pool #BU6941 2.50% 5/1/2052[1]	252	210
Fannie Mae Pool #FS7329 2.00% 6/1/2052[1]	5,376	4,287
Fannie Mae Pool #BW3559 2.50% 6/1/2052[1]	967	811
Fannie Mae Pool #FS6986 2.00% 7/1/2052[1]	11,187	8,915
Fannie Mae Pool #CB4274 2.50% 7/1/2052[1]	7,476	6,233
Fannie Mae Pool #MA4652 2.50% 7/1/2052[1]	192	160
Fannie Mae Pool #FS2654 4.00% 8/1/2052[1]	10,934	10,211
Fannie Mae Pool #CB4384 4.50% 8/1/2052[1]	203,769	196,040
Fannie Mae Pool #MA4769 2.00% 9/1/2052[1]	387	309
Fannie Mae Pool #CB4548 4.00% 9/1/2052[1]	8,243	7,696
Fannie Mae Pool #BW1192 4.50% 9/1/2052[1]	23,650	22,645
Fannie Mae Pool #BV8052 4.50% 9/1/2052[1]	13,525	12,968
Fannie Mae Pool #BW7702 4.50% 9/1/2052[1]	— [2]	— [2]
Fannie Mae Pool #CB4801 4.50% 10/1/2052[1]	22,988	22,038
Fannie Mae Pool #MA4785 5.00% 10/1/2052[1]	154,993	152,414
Fannie Mae Pool #FS5994 5.00% 10/1/2052[1]	133,395	131,312
Fannie Mae Pool #FS5554 4.50% 11/1/2052[1]	25,425	24,379
Fannie Mae Pool #BV7577 4.50% 11/1/2052[1]	18,635	17,868
Fannie Mae Pool #FS5520 4.50% 1/1/2053[1]	37,420	35,827
Fannie Mae Pool #BW5065 5.00% 1/1/2053[1]	5,541	5,445
Fannie Mae Pool #CB5633 4.50% 2/1/2053[1]	120,304	115,367
Fannie Mae Pool #BX5114 5.00% 2/1/2053[1]	56,397	55,414
Fannie Mae Pool #BW1849 5.00% 2/1/2053[1]	1,637	1,609
Fannie Mae Pool #BX6074 5.00% 3/1/2053[1]	74,176	72,922
Fannie Mae Pool #FS4142 5.00% 3/1/2053[1]	66,114	65,014
Fannie Mae Pool #CB5912 6.00% 3/1/2053[1]	11,569	11,835
Fannie Mae Pool #CB6303 4.50% 5/1/2053[1]	10,350	9,917
Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]	4,436	4,364
Fannie Mae Pool #FS4840 5.50% 5/1/2053[1]	8,991	8,987
Fannie Mae Pool #FS6793 4.00% 6/1/2053[1]	2,069	1,931
Fannie Mae Pool #MA5038 5.00% 6/1/2053[1]	96,958	95,269
Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]	68	69
Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]	42	43
Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]	31	32
Fannie Mae Pool #FS7823 2.00% 7/1/2053[1]	18,233	14,550
Fannie Mae Pool #CB6626 4.00% 7/1/2053[1]	365	340
Fannie Mae Pool #CB7076 4.00% 9/1/2053[1]	68,449	63,900
Fannie Mae Pool #CB7075 4.00% 9/1/2053[1]	56,925	53,248
Fannie Mae Pool #CB7104 5.50% 9/1/2053[1]	10,743	10,768
American Funds Strategic Bond Fund — Page 2 of 52

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS7252 5.00% 11/1/2053[1]	USD308,472	$303,103
Fannie Mae Pool #FS6838 5.50% 11/1/2053[1]	42,603	42,613
Fannie Mae Pool #CB7426 6.50% 11/1/2053[1]	37,282	38,635
Fannie Mae Pool #CB7626 6.50% 12/1/2053[1]	42,057	43,849
Fannie Mae Pool #FS6873 6.50% 1/1/2054[1]	15,153	15,694
Fannie Mae Pool #FS6767 6.50% 1/1/2054[1]	4,497	4,675
Fannie Mae Pool #FS7653 6.50% 3/1/2054[1]	3,749	3,904
Fannie Mae Pool #DB3463 5.50% 5/1/2054[1]	44,401	44,372
Fannie Mae Pool #DB3612 5.50% 5/1/2054[1]	13,552	13,543
Fannie Mae Pool #FS8223 6.00% 6/1/2054[1]	2,349	2,396
Fannie Mae Pool #CB8725 6.50% 6/1/2054[1]	5,344	5,556
Fannie Mae Pool #FS8467 5.50% 7/1/2054[1]	27,766	27,911
Fannie Mae Pool #FS8591 6.00% 7/1/2054[1]	7,391	7,588
Fannie Mae Pool #CB8858 6.00% 7/1/2054[1]	4,571	4,660
Fannie Mae Pool #FS8318 6.00% 7/1/2054[1]	3,181	3,266
Fannie Mae Pool #CB8872 6.50% 7/1/2054[1]	8,197	8,521
Fannie Mae Pool #CB8876 6.50% 7/1/2054[1]	2,292	2,379
Fannie Mae Pool #FS8317 6.50% 7/1/2054[1]	1,277	1,331
Fannie Mae Pool #DB7783 5.50% 8/1/2054[1]	2,689	2,692
Fannie Mae Pool #FS8758 6.00% 8/1/2054[1]	7,026	7,166
Fannie Mae Pool #BU4916 6.00% 8/1/2054[1]	6,270	6,395
Fannie Mae Pool #DB7690 6.00% 8/1/2054[1]	718	735
Fannie Mae Pool #DC0296 6.00% 8/1/2054[1]	675	691
Fannie Mae Pool #FS8783 6.50% 8/1/2054[1]	5,227	5,442
Fannie Mae Pool #MA5470 5.50% 9/1/2054[1]	45,663	45,633
Fannie Mae Pool #BU4946 5.50% 9/1/2054[1]	22,709	22,690
Fannie Mae Pool #CB9210 5.50% 9/1/2054[1]	15,548	15,564
Fannie Mae Pool #CB9146 5.50% 9/1/2054[1]	9,249	9,296
Fannie Mae Pool #CB9159 6.00% 9/1/2054[1]	71,515	73,159
Fannie Mae Pool #BU5048 6.00% 9/1/2054[1]	9,044	9,241
Fannie Mae Pool #BF0546 2.50% 7/1/2061[1]	9,445	7,651
Fannie Mae Pool #BF0762 3.00% 9/1/2063[1]	4,557	3,881
Fannie Mae Pool #BF0784 3.50% 12/1/2063[1]	6,733	5,973
Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	2,644	2,321
Freddie Mac Pool #QB3745 2.50% 9/1/2050[1]	80	67
Freddie Mac Pool #RA3528 2.50% 9/1/2050[1]	19	16
Freddie Mac Pool #RA4206 2.50% 12/1/2050[1]	628	523
Freddie Mac Pool #QB8605 2.00% 2/1/2051[1]	8,422	6,789
Freddie Mac Pool #QB8797 2.50% 2/1/2051[1]	1,620	1,349
Freddie Mac Pool #QC0576 2.50% 4/1/2051[1]	2,046	1,707
Freddie Mac Pool #QC1187 2.50% 4/1/2051[1]	1,561	1,302
Freddie Mac Pool #QC0478 2.50% 4/1/2051[1]	480	400
Freddie Mac Pool #QC3532 2.50% 6/1/2051[1]	2,899	2,421
Freddie Mac Pool #SD0644 2.50% 7/1/2051[1]	11,802	9,917
Freddie Mac Pool #SD8160 2.00% 8/1/2051[1]	1,986	1,588
Freddie Mac Pool #QC5137 2.50% 8/1/2051[1]	8,836	7,378
Freddie Mac Pool #QC5527 2.50% 8/1/2051[1]	608	506
Freddie Mac Pool #SD8166 2.00% 9/1/2051[1]	1,400	1,117
Freddie Mac Pool #SD7545 2.50% 9/1/2051[1]	868	734
Freddie Mac Pool #RA6136 2.50% 10/1/2051[1]	3,860	3,214
Freddie Mac Pool #SD1345 2.50% 10/1/2051[1]	2,670	2,228
Freddie Mac Pool #SD2880 3.00% 10/1/2051[1]	13,709	11,989
Freddie Mac Pool #QD1841 2.00% 11/1/2051[1]	6,295	5,024
Freddie Mac Pool #SD8182 2.00% 12/1/2051[1]	2,552	2,037
American Funds Strategic Bond Fund — Page 3 of 52

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QD5204 2.50% 1/1/2052[1]	USD56	$47
Freddie Mac Pool #QD6836 2.00% 2/1/2052[1]	1,475	1,174
Freddie Mac Pool #QD5748 2.00% 2/1/2052[1]	1,261	1,004
Freddie Mac Pool #SD8193 2.00% 2/1/2052[1]	1,068	850
Freddie Mac Pool #SD5343 2.00% 3/1/2052[1]	5,648	4,505
Freddie Mac Pool #SD8199 2.00% 3/1/2052[1]	4,913	3,912
Freddie Mac Pool #QD8103 2.00% 3/1/2052[1]	1,549	1,233
Freddie Mac Pool #QD8408 2.00% 3/1/2052[1]	1,257	1,002
Freddie Mac Pool #RA7021 2.50% 3/1/2052[1]	57	48
Freddie Mac Pool #SD8204 2.00% 4/1/2052[1]	4,289	3,417
Freddie Mac Pool #QE0312 2.00% 4/1/2052[1]	1,738	1,383
Freddie Mac Pool #SD7554 2.50% 4/1/2052[1]	466	395
Freddie Mac Pool #QE1005 2.50% 4/1/2052[1]	94	78
Freddie Mac Pool #QE0025 2.50% 4/1/2052[1]	54	45
Freddie Mac Pool #QD9323 2.50% 4/1/2052[1]	46	39
Freddie Mac Pool #SD8213 3.00% 5/1/2052[1]	17,662	15,330
Freddie Mac Pool #SD5109 2.00% 6/1/2052[1]	7,142	5,695
Freddie Mac Pool #SD4807 2.00% 6/1/2052[1]	4,577	3,654
Freddie Mac Pool #SD8220 3.00% 6/1/2052[1]	3,450	2,994
Freddie Mac Pool #SD8225 3.00% 7/1/2052[1]	16,311	14,163
Freddie Mac Pool #SD1502 4.00% 7/1/2052[1]	17,808	16,625
Freddie Mac Pool #QE8579 4.50% 8/1/2052[1]	6,515	6,242
Freddie Mac Pool #SD8242 3.00% 9/1/2052[1]	17,967	15,590
Freddie Mac Pool #QF0212 4.50% 9/1/2052[1]	30,255	29,000
Freddie Mac Pool #QF0213 4.50% 9/1/2052[1]	16,607	15,923
Freddie Mac Pool #QE9497 4.50% 9/1/2052[1]	7,498	7,185
Freddie Mac Pool #SD1608 4.50% 9/1/2052[1]	4,413	4,231
Freddie Mac Pool #QF1236 4.50% 10/1/2052[1]	43,413	41,601
Freddie Mac Pool #SD2465 4.50% 10/1/2052[1]	2,906	2,786
Freddie Mac Pool #SD8258 5.00% 10/1/2052[1]	15,660	15,403
Freddie Mac Pool #SD2602 3.00% 12/1/2052[1]	4,543	3,943
Freddie Mac Pool #SD8276 5.00% 12/1/2052[1]	34,486	33,912
Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]	99,558	97,876
Freddie Mac Pool #QF5426 5.00% 1/1/2053[1]	9,290	9,131
Freddie Mac Pool #QF7590 5.00% 2/1/2053[1]	15,401	15,132
Freddie Mac Pool #QF8385 5.00% 2/1/2053[1]	2,313	2,273
Freddie Mac Pool #QF9074 5.00% 2/1/2053[1]	952	939
Freddie Mac Pool #SD2515 5.00% 3/1/2053[1]	88,208	86,739
Freddie Mac Pool #QF8705 5.00% 3/1/2053[1]	21,690	21,312
Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]	6,870	6,754
Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]	186	183
Freddie Mac Pool #RA8647 4.50% 5/1/2053[1]	3,034	2,909
Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]	77,997	76,638
Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]	420	430
Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]	371	380
Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]	260	266
Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]	194	200
Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]	205	201
Freddie Mac Pool #SD4999 5.00% 8/1/2053[1]	58,123	57,082
Freddie Mac Pool #SD3512 6.00% 8/1/2053[1]	2,575	2,622
Freddie Mac Pool #RJ0147 2.50% 9/1/2053[1]	376	313
Freddie Mac Pool #SD8362 5.50% 9/1/2053[1]	10,057	10,058
Freddie Mac Pool #SD4977 5.00% 11/1/2053[1,3]	373,036	366,543
Freddie Mac Pool #RJ0326 6.50% 11/1/2053[1]	1,443	1,497
American Funds Strategic Bond Fund — Page 4 of 52

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD6284 2.00% 1/1/2054[1]	USD6,027	$4,802
Freddie Mac Pool #QI3333 6.00% 4/1/2054[1]	1,031	1,053
Freddie Mac Pool #SD5221 6.50% 4/1/2054[1]	5,238	5,454
Freddie Mac Pool #SD5692 6.00% 5/1/2054[1]	1,347	1,383
Freddie Mac Pool #SD5701 6.50% 6/1/2054[1]	4,823	5,037
Freddie Mac Pool #SD5873 6.00% 7/1/2054[1]	9,525	9,711
Freddie Mac Pool #RJ1964 6.00% 7/1/2054[1]	9,308	9,580
Freddie Mac Pool #RJ1975 6.00% 7/1/2054[1]	6,829	6,962
Freddie Mac Pool #SD5896 6.00% 7/1/2054[1]	2,030	2,072
Freddie Mac Pool #QI9151 6.50% 7/1/2054[1]	6,057	6,294
Freddie Mac Pool #SD6286 5.50% 8/1/2054[1]	4,688	4,716
Freddie Mac Pool #RJ2216 6.00% 8/1/2054[1]	35,242	35,940
Freddie Mac Pool #RJ2222 6.50% 8/1/2054[1]	18,717	19,466
Freddie Mac Pool #SD6034 6.50% 8/1/2054[1]	10,615	11,035
Freddie Mac Pool #RJ2247 6.50% 8/1/2054[1]	6,419	6,671
Freddie Mac Pool #SD6047 6.50% 8/1/2054[1]	3,931	4,098
Freddie Mac Pool #RJ2228 6.50% 8/1/2054[1]	3,870	4,002
Freddie Mac Pool #SD6035 6.50% 8/1/2054[1]	2,711	2,826
Freddie Mac Pool #QJ3044 5.50% 9/1/2054[1]	46,583	46,552
Freddie Mac Pool #SD8462 5.50% 9/1/2054[1]	45,495	45,465
Freddie Mac Pool #RJ2422 5.50% 9/1/2054[1]	19,208	19,228
Freddie Mac Pool #RJ2415 5.50% 9/1/2054[1]	8,008	8,056
Freddie Mac Pool #RJ2408 5.50% 9/1/2054[1]	7,245	7,248
Freddie Mac Pool #SD6578 6.00% 9/1/2054[1]	49,687	50,759
Freddie Mac Pool #RJ2314 6.00% 9/1/2054[1]	27,119	27,660
Freddie Mac Pool #RJ2308 6.00% 9/1/2054[1]	13,993	14,366
Freddie Mac Pool #RJ2306 6.00% 9/1/2054[1]	12,911	13,259
Freddie Mac Pool #RJ2309 6.00% 9/1/2054[1]	8,465	8,633
Freddie Mac Pool #SD6271 6.50% 9/1/2054[1]	4,770	4,940
Freddie Mac Pool #RJ2474 6.50% 9/1/2054[1]	4,435	4,590
Freddie Mac Pool #RJ2320 6.50% 9/1/2054[1]	3,403	3,547
Freddie Mac Pool #RJ2411 6.50% 9/1/2054[1]	2,960	3,070
Freddie Mac Pool #QJ4693 6.50% 9/1/2054[1]	2,282	2,372
Freddie Mac Pool #RJ2325 6.50% 9/1/2054[1]	1,830	1,898
Freddie Mac Pool #RJ2470 6.50% 9/1/2054[1]	1,559	1,613
Freddie Mac Pool #SD8469 5.50% 10/1/2054[1]	57,957	57,909
Freddie Mac Pool #QX1414 5.50% 12/1/2054[1]	246	246
Freddie Mac, Series K142, Class A2, 2.40% 3/25/2032[1]	24,762	21,739
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052[1]	6,719	5,737
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052[1]	7,123	6,082
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[1]	72,840	68,451
Government National Mortgage Assn. Pool #MA8426 4.00% 11/20/2052[1]	37,115	34,787
Government National Mortgage Assn. Pool #MA9014 4.00% 7/20/2053[1]	80,691	75,667
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054[1]	42,825	40,138
Government National Mortgage Assn. Pool #MB0023 4.00% 11/20/2054[1]	56,051	52,491
Uniform Mortgage-Backed Security 2.00% 4/1/2055[1,4]	5,529	4,395
Uniform Mortgage-Backed Security 2.50% 4/1/2055[1,4]	45,791	38,083
Uniform Mortgage-Backed Security 3.00% 4/1/2055[1,4]	61,045	52,914
Uniform Mortgage-Backed Security 4.00% 4/1/2055[1,4]	15,000	13,978
Uniform Mortgage-Backed Security 5.50% 4/1/2055[1,4]	41,275	41,227
Uniform Mortgage-Backed Security 7.00% 4/1/2055[1,4]	40,796	42,645
Uniform Mortgage-Backed Security 2.00% 5/1/2055[1,4]	205,529	163,381
Uniform Mortgage-Backed Security 2.50% 5/1/2055[1,4]	110,776	92,120
Uniform Mortgage-Backed Security 3.00% 5/1/2055[1,4]	58,156	50,396
American Funds Strategic Bond Fund — Page 5 of 52

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 4.00% 5/1/2055[1,4]	USD325,460	$302,815
Uniform Mortgage-Backed Security 5.50% 5/1/2055[1,4]	34,984	34,910
		5,314,929
Commercial mortgage-backed securities 5.24%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class B, 5.291% 11/15/2055[1,5]	3,591	3,435
3650R Commercial Mortgage Trust, Series 2022-PF2, Class AS, 5.291% 11/15/2055[1,5]	2,000	1,957
Arbor Multi Family Mortgage Securities Trust, Series 2020-MF1, Class B, 3.598% 5/15/2053[1,5]	1,500	1,373
Arbor Multi Family Mortgage Securities Trust, Series 2021-MF3, Class B, 2.511% 10/15/2054[1,6]	375	312
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class D, 7.167% 11/10/2029[1,5,6]	5,903	6,073
Banc of America Commercial Mortgage, Inc., Series 2016-UB10, Class C, 4.824% 7/15/2049[1,5]	2,500	2,423
Bank Commercial Mortgage Trust, Series 2025-BNK49, Class A5, 5.623% 3/15/2058[1,5]	19,401	20,191
Bank Commercial Mortgage Trust, Series 2023-5YR2, Class C, 7.164% 7/15/2028[1,5]	2,288	2,353
Bank Commercial Mortgage Trust, Series 2021-BN35, Class B, 2.528% 8/15/2031[1,5]	5,000	4,203
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class C, 5.744% 11/15/2032[1,5]	2,000	1,924
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class B, 5.746% 11/15/2032[1,5]	1,111	1,100
Bank Commercial Mortgage Trust, Series 2019-BN23, Class C, 3.504% 12/15/2052[1,5]	2,994	2,563
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class B, 5.152% 8/15/2055[1,5]	1,750	1,629
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class B, 6.148% 2/15/2056[1,5]	1,873	1,931
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class C, 6.28% 2/15/2056[1,5]	1,297	1,299
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.41% 3/15/2056[1,5]	1,124	1,160
Bank Commercial Mortgage Trust, Series 2023-BNK46, Class C, 6.774% 8/15/2056[1,5]	1,480	1,534
Bank Commercial Mortgage Trust, Series 2023-BNK46, Class B, 6.774% 8/15/2056[1,5]	1,193	1,267
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class C, 7.605% 12/15/2056[1,5]	4	5
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class C, 6.419% 8/15/2057[1,5]	1,245	1,282
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class B, 6.483% 8/15/2057[1,5]	1,866	1,920
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class A3, 5.893% 11/15/2057[1]	35,763	37,255
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class B, 6.322% 11/15/2057[1,5]	1,578	1,621
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class C, 6.322% 11/15/2057[1,5]	1,464	1,493
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class B, 6.277% 12/15/2057[1,5]	1,327	1,378
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class C, 6.303% 12/15/2057[1,5]	1,308	1,338
Bank Commercial Mortgage Trust, Series 2017-BNK5, Class C, 4.211% 6/15/2060[1,5]	1,900	1,815
Bank Commercial Mortgage Trust, Series 2017-BNK7, Class C, 3.983% 9/15/2060[1,5]	1,964	1,726
Bank Commercial Mortgage Trust, Series 2019-BN18, Class C, 4.211% 5/15/2062[1,5]	2,500	2,049
Bank Commercial Mortgage Trust, Series 2019-BN20, Class B, 3.395% 9/15/2062[1,5]	1,905	1,599
Bank Commercial Mortgage Trust, Series 2020-BN25, Class C, 3.35% 1/15/2063[1,5]	3,340	2,873
Bank Commercial Mortgage Trust, Series 2020-BN26, Class C, 3.414% 3/15/2063[1,5]	4,215	3,483
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class AS, 3.393% 3/15/2064[1,5]	750	665
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class B, 3.507% 3/15/2064[1,5]	727	629
Bank Commercial Mortgage Trust, Series 2021-BN36, Class B, 2.867% 9/15/2064[1]	5,750	4,823
Bank5, Series 2025-5YR14, Class C, 6.463% 4/15/2058[1,5]	2,493	2,493
Bank5, Series 2025-5YR14, Class B, 6.474% 4/15/2058[1,5]	4,192	4,318
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 5.238% 3/15/2037[1,5,6]	2,667	2,532
Barclays Commercial Mortgage Securities, LLC, Series 2017-C1, Class B, 4.089% 2/15/2050[1]	3,564	3,282
Barclays Commercial Mortgage Securities, LLC, Series 2022-C15, Class C, 3.931% 4/15/2055[1,5]	4,842	3,997
Barclays Commercial Mortgage Securities, LLC, Series 2022-C17, Class B, 4.889% 9/15/2055[1,5]	2,054	1,925
Barclays Commercial Mortgage Securities, LLC, Series 2022-C18, Class C, 6.151% 12/15/2055[1,5]	5,194	5,295
Barclays Commercial Mortgage Securities, LLC, Series 2023-C20, Class C, 6.613% 7/15/2056[1,5]	1,411	1,456
Barclays Commercial Mortgage Securities, LLC, Series 2023-C22, Class C, 7.133% 11/15/2056[1,5]	457	472
American Funds Strategic Bond Fund — Page 6 of 52

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Barclays Commercial Mortgage Securities, LLC, Series 2024-C24, Class C, 6.00% 2/15/2057[1]	USD207	$207
Barclays Commercial Mortgage Securities, LLC, Series 2024-C26, Class C, 6.00% 5/15/2057[1,5]	3,071	3,043
Barclays Commercial Mortgage Securities, LLC, Series 24-5C27, Class B, 6.70% 7/15/2057[1,5]	1,828	1,912
Barclays Commercial Mortgage Securities, LLC, Series 24-5C27, Class C, 6.70% 7/15/2057[1,5]	714	737
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C29, Class C, 5.512% 9/15/2057[1]	31	30
Barclays Commercial Mortgage Securities, LLC, Series 24-C28, Class B, 5.894% 9/15/2057[1,5]	1,590	1,629
Barclays Commercial Mortgage Securities, LLC, Series 2024-C30, Class B, 6.031% 11/15/2057[1,5]	707	733
Barclays Commercial Mortgage Securities, LLC, Series 2024-C30, Class C, 6.151% 11/15/2057[1,5]	826	832
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class C, 5.756% 12/15/2057[1]	642	637
Barclays Commercial Mortgage Securities, LLC, Series 2025-C32, Class C, 6.125% 2/15/2062[1]	2,394	2,405
Benchmark Mortgage Trust, Series 2018-B1, Class B, 4.059% 1/15/2051[1,5]	1,328	1,219
Benchmark Mortgage Trust, Series 2018-B2, Class B, 4.305% 2/15/2051[1,5]	2,325	2,101
Benchmark Mortgage Trust, Series 2018-B3, Class B, 4.295% 4/10/2051[1,5]	1,500	1,371
Benchmark Mortgage Trust, Series 2019-B11, Class B, 3.955% 5/15/2052[1,5]	2,500	2,179
Benchmark Mortgage Trust, Series 2020-B20, Class B, 2.527% 10/15/2053[1]	1,075	823
Benchmark Mortgage Trust, Series 2020-B21, Class C, 3.343% 12/17/2053[1,5]	1,000	790
Benchmark Mortgage Trust, Series 2021-B23, Class B, 2.095% 2/15/2054[1]	1,995	1,511
Benchmark Mortgage Trust, Series 2021-B23, Class C, 2.563% 2/15/2054[1,5]	1,500	1,083
Benchmark Mortgage Trust, Series 2021-B24, Class C, 3.293% 3/15/2054[1,5]	3,895	2,830
Benchmark Mortgage Trust, Series 2021-B25, Class B, 2.635% 4/15/2054[1]	500	396
Benchmark Mortgage Trust, Series 2022-B34, Class A5, 3.786% 4/15/2055[1,5]	3,368	3,070
Benchmark Mortgage Trust, Series 2022-B35, Class C, 4.594% 5/15/2055[1,5]	2,407	1,920
Benchmark Mortgage Trust, Series 2023-V2, Class C, 6.769% 5/15/2055[1,5]	2,213	2,266
Benchmark Mortgage Trust, Series 2022-B36, Class B, 4.87% 7/15/2055[1,5]	2,500	2,377
Benchmark Mortgage Trust, Series 2023-V3, Class B, 6.924% 7/15/2056[1]	1,498	1,552
Benchmark Mortgage Trust, Series 2023-V3, Class C, 7.173% 7/15/2056[1,5]	2,644	2,716
Benchmark Mortgage Trust, Series 2023-V4, Class C, 7.46% 11/15/2056[1,5]	1,925	2,018
Benchmark Mortgage Trust, Series 2023-B40, Class B, 6.581% 12/15/2056[1,5]	1,786	1,867
Benchmark Mortgage Trust, Series 2024-V5, Class C, 6.973% 1/10/2057[1,5]	184	190
Benchmark Mortgage Trust, Series 2024-V8, Class B, 6.948% 7/15/2057[1,5]	1,422	1,508
Benchmark Mortgage Trust, Series 2019-B13, Class B, 3.335% 8/15/2057[1,5]	4,087	3,485
Benchmark Mortgage Trust, Series 2024-V9, Class B, 6.466% 8/15/2057[1]	867	901
Benchmark Mortgage Trust, Series 2024-V10, Class B, 5.677% 9/15/2057[1,5]	1,279	1,265
Benchmark Mortgage Trust, Series 2024-V11, Class B, 6.373% 11/15/2057[1,5]	1,216	1,261
Benchmark Mortgage Trust, Series 2025-V13, Class C, 5.908% 2/15/2058[1,5]	987	984
BENCHMARK Mortgage Trust, Series 2025-V14, Class C, 6.39% 4/15/2058[1,5]	2,000	2,018
BLP Commercial Mortgage Trust, Series 2024-IND2, Class D, (1-month USD CME Term SOFR + 2.59%) 6.91% 3/15/2041[1,5,6]	1,919	1,910
BMO Mortgage Trust, Series 2023-C4, Class B, 5.396% 2/15/2056[1,5]	948	955
BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056[1,5]	41,374	43,349
BMO Mortgage Trust, Series 2023-5C1, Class B, 6.96% 8/15/2056[1,5]	2,804	2,930
BMO Mortgage Trust, Series 2023-5C1, Class C, 7.118% 8/15/2056[1,5]	1,075	1,111
BMO Mortgage Trust, Series 2023-5C2, Class C, 7.244% 11/15/2056[1,5]	2,670	2,775
BMO Mortgage Trust, Series 2024-5C3, Class D, 4.00% 2/15/2057[1,6]	167	151
BMO Mortgage Trust, Series 2024-5C5, Class B, 6.746% 2/15/2057[1,5]	1,620	1,702
BMO Mortgage Trust, Series 2024-5C3, Class C, 6.859% 2/15/2057[1,5]	1,372	1,417
BMO Mortgage Trust, Series 2024-5C5, Class C, 6.879% 2/15/2057[1,5]	2,356	2,459
BMO Mortgage Trust, Series 2024-5C4, Class C, 7.019% 5/15/2057[1,5]	2,601	2,675
BMO Mortgage Trust, Series 2024-C9, Class B, 6.34% 7/15/2057[1,5]	1,422	1,475
BMO Mortgage Trust, Series 2024-5C6, Class C, 5.885% 9/15/2057[1,5]	828	833
BMO Mortgage Trust, Series 2024-C10, Class C, 5.979% 11/15/2057[1,5]	896	882
BMO Mortgage Trust, Series 2024-C10, Class B, 6.079% 11/15/2057[1,5]	578	585
BMO Mortgage Trust, Series 2024-5C7, Class B, 6.198% 11/15/2057[1,5]	1,000	1,028
BMO Mortgage Trust, Series 2024-5C8, Class C, 5.744% 12/15/2057[1,5]	645	643
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
BMO Mortgage Trust, Series 2025-C11, Class C, 6.123% 2/15/2058[1,5]	USD296	$297
BMP Trust, Series 2024-MF23, Class E, (1-month USD CME Term SOFR + 3.389%) 7.708% 6/15/2041[1,5,6]	3,611	3,577
BOCA Commercial Mortgage Trust, Series 2024-BOCA, Class B, (1-month USD CME Term SOFR + 2.839%) 7.159% 8/15/2041[1,5,6]	1,460	1,464
BX Trust, Series 2024-FNX, Class D, (1-month USD CME Term SOFR + 2.94%) 7.259% 11/15/2026[1,5,6]	5,507	5,509
BX Trust, Series 2022-CSMO, Class B, (1-month USD CME Term SOFR + 3.141%) 7.46% 6/15/2027[1,5,6]	3,000	3,009
BX Trust, Series 24-VLT4, Class E, (1-month USD CME Term SOFR + 2.889%) 7.209% 7/15/2029[1,5,6]	3,998	3,950
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.86% 5/15/2034[1,5,6]	17,031	17,013
BX Trust, Series 2024-KING, Class C, (1-month USD CME Term SOFR + 1.94%) 6.26% 5/15/2034[1,5,6]	533	531
BX Trust, Series 2024-KING, Class D, (1-month USD CME Term SOFR + 2.49%) 6.809% 5/15/2034[1,5,6]	2,468	2,461
BX Trust, Series 2021-SDMF, Class E, (1-month USD CME Term SOFR + 1.701%) 6.021% 9/15/2034[1,5,6]	980	962
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.134% 9/15/2036[1,5,6]	22,871	22,682
BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 5.384% 9/15/2036[1,5,6]	2,066	2,047
BX Trust, Series 2021-VOLT, Class E, (1-month USD CME Term SOFR + 2.114%) 6.434% 9/15/2036[1,5,6]	2,820	2,784
BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 5.731% 10/15/2036[1,5,6]	9,946	9,921
BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 6.08% 10/15/2036[1,5,6]	9,960	9,930
BX Trust, Series 2021-ARIA, Class D, (1-month USD CME Term SOFR + 2.01%) 6.329% 10/15/2036[1,5,6]	3,450	3,436
BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 7.158% 4/15/2037[1,5,6]	3,032	3,038
BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 5.304% 6/15/2038[1,5,6]	3,102	3,090
BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 5.534% 6/15/2038[1,5,6]	2,802	2,791
BX Trust, Series 2021-SOAR, Class D, (1-month USD CME Term SOFR + 1.514%) 5.834% 6/15/2038[1,5,6]	10,632	10,591
BX Trust, Series 2021-ACNT, Class B, (1-month USD CME Term SOFR + 1.364%) 5.684% 11/15/2038[1,5,6]	5,988	5,968
BX Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 6.284% 11/15/2038[1,5,6]	3,845	3,833
BX Trust, Series 2021-ACNT, Class E, (1-month USD CME Term SOFR + 2.311%) 6.631% 11/15/2038[1,5,6]	467	466
BX Trust, Series 2022-AHP, Class C, (1-month USD CME Term SOFR + 2.09%) 6.409% 2/15/2039[1,5,6]	6,500	6,390
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.01% 8/15/2039[1,5,6]	55,111	55,201
BX Trust, Series 2022-PSB, Class B, (1-month USD CME Term SOFR + 2.949%) 7.268% 8/15/2039[1,5,6]	3,205	3,198
BX Trust, Series 2022-PSB, Class D, (1-month USD CME Term SOFR + 4.693%) 9.012% 8/15/2039[1,5,6]	5,475	5,456
BX Trust, Series 2024-AIR2, Class D, (1-month USD CME Term SOFR + 2.79%) 7.11% 10/15/2041[1,5,6]	1,452	1,455
BX Trust, Series 2024-GPA2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.862% 11/15/2041[1,5,6]	28,259	28,321
BX Trust, Series 2024-GPA2, Class B, (1-month USD CME Term SOFR + 1.892%) 6.211% 11/15/2041[1,5,6]	16,920	16,963
BX Trust, Series 2024-GPA2, Class D, (1-month USD CME Term SOFR + 2.591%) 6.91% 11/15/2041[1,5,6]	1,115	1,115
BX Trust, Series 2024-GPA2, Class E, (1-month USD CME Term SOFR + 3.54%) 7.859% 11/15/2041[1,5,6]	2,044	2,034
BX Trust, Series 2025-BIO3, Class D, 6.961% 2/10/2042[1,5,6]	8,638	8,522
BX Trust, Series 2025-BIO3, Class C, 6.961% 2/10/2042[1,5,6]	1,385	1,410
BX Trust, Series 2025-VLT6, Class D, (1-month USD CME Term SOFR + 2.5916%) 6.911% 3/15/2042[1,5,6]	4,688	4,649
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 7.507% 3/15/2035[1,5,6]	9,692	9,700
CART, Series 2024-DFW1, Class D, (1-month USD CME Term SOFR + 3.04%) 7.346% 8/15/2026[1,5,6]	1,923	1,925
CENT Trust 2023-CITY, Series 2023-CITY, Class B, (1-month USD CME Term SOFR + 3.15%) 7.469% 9/15/2028[1,5,6]	2,875	2,878
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class D, 6.36% 7/10/2028[1,5,6]	2,522	2,526
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[1,5,6]	13,524	13,823
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class D, 6.048% 10/12/2040[1,5,6]	5,926	5,848
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 6.048% 10/12/2040[1,5,6]	980	982
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class B, 4.345% 10/10/2047[1,5]	1,400	1,352
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class C, 4.20% 4/10/2048[1,5]	2,500	2,293
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class B, 4.334% 9/15/2048[1,5]	1,185	1,169
Citigroup Commercial Mortgage Trust, Series 2018-B2, Class B, 4.28% 3/10/2051[1,5]	3,300	3,108
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class B, 3.15% 2/15/2053[1,5]	675	571
Citigroup Commercial Mortgage Trust, Series 2022-GC48, Class C, 4.875% 5/15/2054[1,5]	3,659	3,322
Commercial Mortgage Trust, Series 2020-CX, Class D, 2.683% 11/10/2046[1,5,6]	415	328
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Commercial Mortgage Trust, Series 2020-CX, Class E, 2.683% 11/10/2046[1,5,6]	USD195	$145
Commercial Mortgage Trust, Series 2014-UBS6, Class C, 4.361% 12/10/2047[1,5]	105	104
Commercial Mortgage Trust, Series 2019-GC44, Class C, 3.644% 8/15/2057[1,5]	4,000	3,415
CSAIL Commercial Mortgage Trust, Series 2016-C5, Class C, 4.633% 11/15/2048[1,5]	1,827	1,762
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class D, 5.728% 8/12/2043[1,5,6]	3,320	3,024
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[1,6]	24,515	25,141
DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.14% 9/10/2040[1,5,6]	30,927	31,133
ELM Trust 2024, Series 2024-ELM, Class D10, 6.847% 6/10/2039[1,5,6]	621	628
ELM Trust 2024, Series 2024-ELM, Class D15, 6.897% 6/10/2039[1,5,6]	558	564
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 5.814% 7/15/2038[1,5,6]	3,318	3,317
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 6.134% 7/15/2038[1,5,6]	3,466	3,465
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 6.684% 7/15/2038[1,5,6]	3,633	3,633
FIVE Mortgage Trust, Series 2023-V1, Class B, 6.296% 2/10/2056[1,5]	2,477	2,528
FIVE Mortgage Trust, Series 2023-V1, Class C, 6.296% 2/10/2056[1,5]	1,361	1,377
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class F, (1-month USD CME Term SOFR + 4.25%) 8.569% 12/15/2029[1,5,6]	2,927	2,939
FS Commercial Mortgage Trust, Series 2023-4SZN, Class D, 9.08% 11/10/2039[1,5,6]	2,340	2,446
Great Wolf Trust, Series 2024-WOLF, Class D, (1-month USD CME Term SOFR + 2.89%) 7.209% 3/15/2039[1,5,6]	2,872	2,879
GS Mortgage Securities Trust, Series 2024-70P, Class C, 6.287% 3/10/2041[1,5,6]	1,885	1,893
GS Mortgage Securities Trust, Series 2024-70P, Class D, 7.531% 3/10/2041[1,5,6]	2,897	2,954
GS Mortgage Securities Trust, Series 2015-GC32, Class AS, 4.018% 7/10/2048[1,5]	240	239
GS Mortgage Securities Trust, Series 2016-GS2, Class B, 3.759% 5/10/2049[1,5]	116	113
GS Mortgage Securities Trust, Series 2016-GS2, Class C, 4.696% 5/10/2049[1,5]	1,503	1,438
GS Mortgage Securities Trust, Series 2018-GS10, Class C, 4.402% 7/10/2051[1,5]	5,000	4,424
GS Mortgage Securities Trust, Series 2019-GC40, Class C, 3.946% 7/10/2052[1]	3,064	2,503
GS Mortgage Securities Trust, Series 2020-GC45, Class B, 3.405% 2/13/2053[1]	100	88
GS Mortgage Securities Trust, Series 2020-GC45, Class C, 3.50% 2/13/2053[1,5]	670	569
GS Mortgage Securities Trust, Series 2020-GSA2, Class C, 2.989% 12/12/2053[1]	2,000	1,527
Hawaii Hotel Trust, Series 2025-MAUI, Class C, (1-month USD CME Term SOFR + 2.042%) 6.362% 3/15/2042[1,5,6]	1,407	1,403
Hawaii Hotel Trust, Series 2025-MAUI, Class D, (1-month USD CME Term SOFR + 2.591%) 6.911% 3/15/2042[1,5,6]	2,716	2,710
Hawaii Hotel Trust, Series 2025-MAUI, Class E, (1-month USD CME Term SOFR + 3.29%) 7.61% 3/15/2042[1,5,6]	6,366	6,355
Hilton USA Trust, Series 2016-HHV, Class D, 4.194% 11/5/2038[1,6]	3,000	2,933
Hilton USA Trust, Series 2016-HHV, Class D, 4.194% 11/5/2038[1,6]	300	295
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045[1,5,6]	50,042	50,804
HTL Commercial Mortgage Trust, Series 2024-T53, Class C, 7.088% 5/10/2039[1,5,6]	945	965
HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.198% 5/10/2039[1,5,6]	2,795	2,862
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class E, 6.678% 1/13/2040[1,5,6]	5,499	5,561
INTOWN Mortgage Trust, Series 2025-STAY, Class C, (1-month USD CME Term SOFR + 2.25%) 6.55% 3/15/2042[1,5,6]	3,000	2,987
INTOWN Mortgage Trust, Series 2025-STAY, Class D, (1-month USD CME Term SOFR + 2.85%) 7.15% 3/15/2042[1,5,6]	5,000	4,975
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[1,6]	3,420	3,168
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[1,6]	2,925	2,595
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45% 1/5/2039[1,5,6]	1,598	1,381
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.912% 11/15/2039[1,5,6]	USD13,812	$13,822
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class D, (1-month USD CME Term SOFR + 2.791%) 7.11% 11/15/2039[1,5,6]	2,942	2,948
KSL Commercial Mortgage Trust, Series 2024-HT2, Class D, (1-month USD CME Term SOFR + 3.29%) 7.609% 12/15/2039[1,5,6]	3,000	3,014
KSL Commercial Mortgage Trust, Series 2024-HT2, Class E, (1-month USD CME Term SOFR + 4.538%) 8.857% 12/15/2039[1,5,6]	5,000	4,984
LSTAR Commercial Mortgage Trust, Series 2017-5, Class C, 4.667% 3/10/2050[1,5,6]	1,000	914
LV Trust, Series 2024-SHOW, Class C, 6.276% 10/10/2041[1,5,6]	1,156	1,168
Morgan Stanley BAML Trust, Series 2025-5C1, Class B, 6.513% 3/15/2030[1]	500	517
Morgan Stanley BAML Trust, Series 2025-5C1, Class C, 6.859% 3/15/2030[1,5]	490	500
Morgan Stanley BAML Trust, Series 2017-C34, Class AS, 3.859% 11/15/2052[1]	500	478
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048[1]	967	943
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, 4.036% 5/15/2048[1,5]	1,016	993
MSWF Commercial Mortgage Trust, Series 2023-1, Class B, 6.683% 5/15/2033[1,5]	1,231	1,297
MSWF Commercial Mortgage Trust, Series 2023-1, Class C, 6.683% 5/15/2033[1,5]	1,132	1,171
MSWF Commercial Mortgage Trust, Series 2023-2, Class B, 6.876% 12/15/2056[1,5]	2,347	2,561
MSWF Commercial Mortgage Trust, Series 2023-2, Class C, 7.018% 12/15/2056[1,5]	392	424
Multi Family Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 7.09% 7/25/2054[1,5,6]	272	274
Multi Family Connecticut Avenue Securities, Series 2024-01, Class M10, (30-day Average USD-SOFR + 3.85%) 8.19% 7/25/2054[1,5,6]	971	1,012
Multifamily Connecticut Avenue Securities, Series 2020-1, Class M10, (30-day Average USD-SOFR + 3.864%) 8.204% 3/25/2050[1,5,6]	1,895	1,929
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 8.34% 11/25/2053[1,5,6]	19,489	20,291
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M10, (30-day Average USD-SOFR + 6.50%) 10.84% 11/25/2053[1,5,6]	46,028	51,795
Multifamily Structured Credit Risk, Series 21-MN3, Class M2, 8.34% 11/25/2051[1,5,6]	4,000	4,169
NY Commercial Mortgage Trust, Series 2025-3BP, Class D, (1-month USD CME Term SOFR + 2.441%) 6.76% 2/15/2042[1,5,6]	1,094	1,087
NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.286% 2/10/2047[1,5,6]	14,245	14,641
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032[1,6]	2,045	1,921
One Market Plaza Trust, Series 2017-1MKT, Class B, 3.845% 2/10/2032[1,6]	1,000	910
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.711% 5/15/2039[1,5,6]	35,395	35,268
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 5.584% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026)[1,6,7]	2,790	2,752
SFO Commerical Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 5.934% 5/15/2038[1,5,6]	2,631	2,551
SFO Commercial Mortgage Trust, Series 2021-555, Class C, (1-month USD CME Term SOFR + 1.914%) 6.234% 5/15/2038[1,5,6]	1,910	1,829
SHR Trust, Series 2024-LXRY, Class D, (1-month USD CME Term SOFR + 3.60%) 7.919% 10/15/2041[1,5,6]	3,806	3,819
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[1,6]	21,061	18,122
SREIT Trust, Series 2021-MFP, Class C, (1-month USD CME Term SOFR + 1.443%) 5.763% 11/15/2038[1,5,6]	3,657	3,636
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class D, (1-month USD CME Term SOFR + 1.95%) 6.269% 1/15/2039[1,5,6]	8,908	8,736
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class E, (1-month USD CME Term SOFR + 2.70%) 7.019% 1/15/2039[1,5,6]	2,000	1,931
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (1-month USD CME Term SOFR + 2.591%) 6.96% 3/15/2042[1,5,6]	1,957	1,941
American Funds Strategic Bond Fund — Page 10 of 52

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class E, (1-month USD CME Term SOFR + 3.29%) 7.659% 3/15/2042[1,5,6]	USD8,831	$8,730
UBS Commercial Mortgage Trust, Series 2017-C3, Class C, 4.38% 8/15/2050[1,5]	1,582	1,476
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class AS, 3.872% 5/15/2048[1,5]	961	957
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class AS, 4.013% 6/15/2048[1,5]	1,989	1,982
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class C, 4.176% 7/15/2048[1,5]	500	482
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class C, 4.299% 10/15/2050[1,5]	4,975	4,549
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class B, 4.633% 8/15/2051[1]	1,451	1,367
Wells Fargo Commercial Mortgage Trust, Series 2018-C48, Class B, 4.904% 1/15/2052[1,5]	365	346
Wells Fargo Commercial Mortgage Trust, Series 2019-C49, Class C, 4.866% 3/15/2052[1,5]	3,000	2,845
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class C, 3.81% 12/15/2052[1]	2,500	2,111
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class C, 6.803% 7/15/2057[1,5]	1,826	1,897
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class B, 6.821% 7/15/2057[1,5]	2,000	2,093
Wells Fargo Commercial Mortgage Trust, Series 2024-C63, Class C, 6.116% 8/15/2057[1,5]	583	580
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class C, 6.334% 11/15/2057[1,5]	1,194	1,217
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class B, 6.334% 11/15/2057[1,5]	334	346
Wells Fargo Commercial Mortgage Trust, Series 2025-5C3, Class C, 6.232% 1/15/2058[1,5]	2,551	2,572
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.56% 9/15/2058[1,5]	4,000	3,730
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class B, 4.942% 1/15/2059[1,5]	2,745	2,660
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class B, 4.371% 9/15/2057[1,5]	2,000	1,839
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.108% 11/15/2027[1,5,6]	3,293	3,294
WSTN Trust, Series 2023-MAUI, Class C, 7.958% 7/5/2037[1,5,6]	371	378
WSTN Trust, Series 2023-MAUI, Class D, 8.748% 7/5/2037[1,5,6]	1,071	1,095
		1,029,222
Collateralized mortgage-backed obligations (privately originated) 2.43%
Angel Oak Mortgage Trust, Series 2024-8, Class A1, 5.338% 5/27/2069 (6.338% on 8/1/2028)[1,6,7]	14,715	14,673
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[1,6,7]	6,507	6,203
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[1,5,6]	3,460	3,202
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[1,6]	1,166	1,063
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027)[1,6,7]	979	982
Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033[1,5,6]	2,597	2,547
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[1,5,6]	1,581	1,566
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[1,5,6]	5,153	5,090
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M3, 4.00% 8/25/2034[1,5,6]	518	483
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M2, 4.00% 8/25/2034[1,5,6]	340	324
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034[1,5,6]	291	280
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054[1,5,6]	9,703	9,477
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% 8/25/2054 (5.25% on 11/25/2027)[1,6,7]	3,393	3,275
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class C, 4.89% 6/15/2050[1,5]	700	639
Connecticut Avenue Securities Trust, Series 2016-C02, Class 1M2, (30-day Average USD-SOFR + 6.114%) 10.454% 9/25/2028[1,5]	361	369
Connecticut Avenue Securities Trust, Series 2019-R07, Class 1B1, (30-day Average USD-SOFR + 1.10%) 7.854% 10/25/2039[1,5,6]	3,605	3,699
Connecticut Avenue Securities Trust, Series 2020-R01, Class 1B1, (30-day Average USD-SOFR + 3.364%) 7.704% 1/25/2040[1,5,6]	4,861	5,021
Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 7.09% 5/25/2042[1,5,6]	647	661
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.74% 12/25/2042[1,5,6]	7,243	7,398
American Funds Strategic Bond Fund — Page 11 of 52

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B1, (30-day Average USD-SOFR + 2.70%) 7.04% 1/25/2044[1,5,6]	USD388	$396
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B2, (30-day Average USD-SOFR + 4.00%) 8.34% 1/25/2044[1,5,6]	500	522
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.44% 2/25/2044[1,5,6]	5,569	5,564
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B1, (30-day Average USD-SOFR + 2.50%) 6.84% 2/25/2044[1,5,6]	7,110	7,211
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B2, (30-day Average USD-SOFR + 3.70%) 8.04% 2/25/2044[1,5,6]	1,260	1,304
Credit Suisse Mortgage Trust, Series 2020-NET, Class C, 3.526% 8/15/2037[1,6]	1,000	979
FARM Mortgage Trust, Series 2024-1, Class B, 5.112% 10/1/2053[1,5,6]	2,190	1,914
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class B, 5.593% 8/1/2054[1,5,6]	1,970	1,749
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[1,6]	4,635	5,352
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA2, Class B, (30-day Average USD-SOFR + 7.664%) 12.004% 12/25/2027[1,5]	10,160	10,268
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (30-day Average USD-SOFR + 4.814%) 9.154% 4/25/2028[1,5]	1,035	1,053
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class B, (30-day Average USD-SOFR + 9.464%) 13.804% 4/25/2028[1,5]	2,074	2,158
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA2, Class M3, (30-day Average USD-SOFR + 4.764%) 9.104% 10/25/2028[1,5]	1,147	1,183
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 5.64% 2/25/2042[1,5,6]	1,642	1,643
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 6.34% 4/25/2042[1,5,6]	4,761	4,797
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 7.24% 4/25/2042[1,5,6]	3,000	3,087
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1B, (30-day Average USD-SOFR + 3.35%) 7.69% 5/25/2042[1,5,6]	2,050	2,131
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 7.29% 6/25/2042[1,5,6]	785	801
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1B, (30-day Average USD-SOFR + 4.50%) 8.84% 6/25/2042[1,5,6]	2,400	2,551
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.49% 9/25/2042[1,5,6]	497	501
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.04% 9/25/2042[1,5,6]	3,344	3,519
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 5.59% 5/25/2044[1,5,6]	9,538	9,552
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA3, Class B2, (30-day Average USD-SOFR + 7.864%) 12.204% 9/25/2048[1,5,6]	4,500	5,184
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2019-HQA3, Class B2, (30-day Average USD-SOFR + 7.614%) 11.954% 9/25/2049[1,5,6]	2,950	3,366
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (30-day Average USD-SOFR + 1.814%) 6.154% 1/25/2050[1,5,6]	229	229
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA1, Class B2, (30-day Average USD-SOFR + 5.214%) 9.554% 1/25/2050[1,5,6]	2,000	2,165
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class B2, (30-day Average USD-SOFR + 5.364%) 9.704% 1/25/2050[1,5,6]	7,000	7,690
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class B2, (30-day Average USD-SOFR + 4.914%) 9.254% 2/25/2050[1,5,6]	5,000	5,429
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA2, Class B2, (30-day Average USD-SOFR + 7.714%) 12.054% 3/25/2050[1,5,6]	1,500	1,802
American Funds Strategic Bond Fund — Page 12 of 52

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B2, (30-day Average USD-SOFR + 9.464%) 13.804% 6/25/2050[1,5,6]	USD6,740	$8,801
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B1, (30-day Average USD-SOFR + 5.214%) 9.554% 6/27/2050[1,5,6]	1,622	1,772
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA3, Class B2, (30-day Average USD-SOFR + 10.114%) 14.454% 7/25/2050[1,5,6]	3,222	4,291
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B2, (30-day Average USD-SOFR + 10.114%) 14.454% 8/25/2050[1,5,6]	10,954	14,627
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA4, Class B2, (30-day Average USD-SOFR + 9.514%) 13.854% 9/25/2050[1,5,6]	2,500	3,268
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class M2, (30-day Average USD-SOFR + 2.80%) 7.124% 10/25/2050[1,5,6]	547	550
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B2, (30-day Average USD-SOFR + 11.50%) 15.824% 10/25/2050[1,5,6]	3,000	4,136
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B2, (30-day Average USD-SOFR + 7.40%) 11.74% 11/25/2050[1,5,6]	4,060	4,904
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class B2, (30-day Average USD-SOFR + 5.65%) 9.99% 12/25/2050[1,5,6]	1,500	1,711
IRV Trust, Series 2025-200P, Class A, 5.295% 3/14/2047[1,5,6]	50,369	50,301
IRV Trust, Series 2025-200P, Class C, 5.73% 3/14/2047[1,5,6]	3,429	3,391
JP Morgan Mortgage Trust, Series 2024-CES1, Class A3, 6.397% 6/25/2054 (7.397% on 3/1/2028)[1,6,7]	576	581
JP Morgan Mortgage Trust, Series 2024-CES1, Class M1, 6.596% 6/25/2054 (7.596% on 3/1/2028)[1,6,7]	466	470
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 7.00% 2/25/2061 (8.00% on 4/27/2026)[1,6,7]	2,364	2,366
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (6.25% on 11/25/2025)[1,6,7]	1,981	1,977
Mill City Mortgage Trust, Series 2018-2, Class M3, 3.75% 5/25/2058[1,5,6]	1,498	1,360
Mill City Mortgage Trust, Series 2017-1, Class B2, 3.979% 11/25/2058[1,5,6]	1,000	898
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50% 2/25/2054[1,5,6]	8,821	8,942
NRZ Excess Spread Collateralized Notes, Series 2025-FHT1, Class A, 6.545% 3/25/2032[1,6,7]	43,765	43,887
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028)[1,6,7]	14,505	14,535
PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059[1,5,6]	5,027	5,072
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[1,5,6]	3,357	2,931
Progress Residential Trust, Series 2024-SFR1, Class E2, 3.85% 2/17/2041[1,6]	1,698	1,556
Progress Residential Trust, Series 2024-SFR1, Class E1, 3.85% 2/17/2041[1,6]	1,414	1,316
Progress Residential Trust, Series 2024-SFR2, Class E1, 3.40% 4/17/2041[1,5,6]	1,073	970
Progress Residential Trust, Series 2024-SFR2, Class E2, 3.65% 4/17/2041[1,5,6]	449	403
Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041[1,6]	24,146	22,449
Progress Residential Trust, Series 2024-SFR3, Class E1, 4.00% 6/17/2041[1,6]	2,074	1,916
Progress Residential Trust, Series 2024-SFR3, Class E2, 4.00% 6/17/2041[1,6]	711	650
Progress Residential Trust, Series 2025-SFR2, Class D, 3.555% 4/17/2042[1,6]	1,000	899
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class C, (1-month USD CME Term SOFR + 2.45%) 6.769% 10/17/2041[1,5,6]	2,000	2,005
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class D, (1-month USD CME Term SOFR + 2.95%) 7.269% 10/17/2041[1,5,6]	2,286	2,300
Towd Point Mortgage Trust, Series 2015-3, Class B1, 4.239% 3/25/2054[1,5,6]	1,500	1,478
Towd Point Mortgage Trust, Series 2016-3, Class B3, 4.107% 4/25/2056[1,5,6]	3,500	3,250
Towd Point Mortgage Trust, Series 2017-2, Class B2, 4.21% 4/25/2057[1,5,6]	2,000	1,845
Towd Point Mortgage Trust, Series 2017-4, Class B1, 3.667% 6/25/2057[1,5,6]	1,000	865
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[6,8]	20,597	20,597
Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027)[1,6,7]	5,464	5,476
American Funds Strategic Bond Fund — Page 13 of 52

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028)[1,6,7]	USD32,207	$32,516
VM Fund I, LLC 8.625% 1/15/2028[6,8]	34,621	34,102
		476,416
Total mortgage-backed obligations		6,820,567
Corporate bonds, notes & loans 34.50% Financials 7.67%
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029[5,6,8,9]	1,949	1,934
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[6]	4,190	4,300
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[6]	9,355	9,035
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[6]	3,000	2,991
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032[6]	17,795	17,895
Alpha Bank SA 7.50% 6/16/2027 (1-year EUR Mid-Swap + 5.084% on 6/16/2026)[7]	EUR100	114
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028)[7]	6,640	7,937
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029)[7]	2,615	2,986
American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033)[7]	USD2,596	2,595
American Express Co. 5.284% 7/26/2035 (USD-SOFR + 1.42% on 7/26/2034)[7]	7,807	7,807
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035)[7]	3,158	3,194
AmWINS Group, Inc. 6.375% 2/15/2029[6]	4,670	4,709
Aon North America, Inc. 5.45% 3/1/2034	2,303	2,346
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032[6]	4,885	4,978
Aretec Group, Inc. 10.00% 8/15/2030[6]	2,475	2,660
Arthur J. Gallagher & Co. 5.15% 2/15/2035	4,369	4,333
Arthur J. Gallagher & Co. 5.55% 2/15/2055	1,154	1,108
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[7]	20,000	20,164
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[7]	11,400	9,759
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[7]	28,757	24,571
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[7]	5,266	5,497
Bank of America Corp. 5.511% 1/24/2036 (USD-SOFR + 1.31% on 1/24/2035)[7]	12,309	12,532
Bank of Montreal 2.65% 3/8/2027	30,000	29,057
Bank of New York Mellon Corp. 5.188% 3/14/2035 (USD-SOFR + 1.418% on 3/14/2034)[7]	13,096	13,188
Bank of New York Mellon Corp. 5.225% 11/20/2035 (USD-SOFR + 1.253% on 11/20/2034)[7]	14,182	14,379
Bank of Nova Scotia (The) 2.45% 2/2/2032	18,471	15,844
BBVA Bancomer, SA 7.625% 2/11/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.375% on 2/11/2030)[6,7]	1,193	1,208
BlackRock Funding, Inc. 5.00% 3/14/2034	7,000	7,074
BlackRock Funding, Inc. 4.90% 1/8/2035	2,393	2,393
BlackRock Funding, Inc. 5.25% 3/14/2054	12,604	12,167
Blackstone Mortgage Trust, Inc. 7.75% 12/1/2029[6]	2,768	2,851
Blackstone, Inc. 5.00% 12/6/2034	9,534	9,403
Block, Inc. 6.50% 5/15/2032[6]	14,650	14,816
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[6,7]	19,507	17,158
BNP Paribas SA 5.738% 2/20/2035 (USD-SOFR + 1.88% on 2/20/2034)[6,7]	3,914	4,005
Boost Newco Borrower, LLC 7.50% 1/15/2031[6]	14,000	14,584
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[6,7]	28,000	28,228
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035)[6,7]	20,000	20,693
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[7]	6,344	6,452
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[7]	6,800	6,948
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[7]	8,299	8,677
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[7]	17,100	17,468
Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[7]	3,658	3,822
Chubb INA Holdings, LLC 5.00% 3/15/2034	28,980	29,024
American Funds Strategic Bond Fund — Page 14 of 52

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030)[7]	USD3,724	$3,318
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[7]	11,768	10,054
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[7]	8,085	7,090
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[7]	11,264	11,959
Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[7]	2,659	2,727
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035)[7]	3,377	3,366
Coinbase Global, Inc. 3.375% 10/1/2028[6]	11,300	10,209
Coinbase Global, Inc. 3.625% 10/1/2031[6]	46,125	39,067
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[6]	5,280	4,985
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[6]	5,100	4,572
Corebridge Financial, Inc. 3.85% 4/5/2029	7,945	7,685
Corebridge Financial, Inc. 3.90% 4/5/2032	3,361	3,109
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[6,7]	12,525	12,437
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[7]	9,425	9,257
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[7]	7,375	7,823
Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034)[7]	15,925	15,533
Eurobank SA 4.00% 9/24/2030 (1-year EUR Mid-Swap + 2.127% on 9/24/2029)[7]	EUR778	856
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030)[7]	23,462	26,854
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[7]	USD3,220	3,367
Freedom Mortgage Holdings, LLC 9.25% 2/1/2029[6]	2,400	2,439
Freedom Mortgage Holdings, LLC 8.375% 4/1/2032[6]	2,480	2,425
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[7]	9,340	8,961
Goldman Sachs Group, Inc. 2.60% 2/7/2030	7,915	7,175
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[7]	10,992	9,312
Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031)[7]	29,308	25,339
Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034)[7]	24,978	24,865
Goldman Sachs Group, Inc. 5.016% 10/23/2035 (USD-SOFR + 1.42% on 10/23/2034)[7]	2,507	2,439
Goldman Sachs Group, Inc. 5.536% 1/28/2036 (USD-SOFR + 1.38% on 1/28/2035)[7]	32,646	33,114
Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041)[7]	8,858	6,537
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041)[7]	3,203	2,265
Howden UK Refinance PLC 7.25% 2/15/2031[6]	6,465	6,532
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[7]	9,368	8,148
HSBC Holdings PLC 5.402% 8/11/2033 (USD-SOFR + 2.87% on 8/11/2032)[7]	9,000	9,102
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035)[7]	16,692	16,637
HUB International, Ltd. 7.25% 6/15/2030[6]	14,576	15,023
IIFL Finance, Ltd. 8.75% 7/24/2028[6]	14,955	14,982
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[7]	11,000	10,948
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027)[7]	12,188	12,178
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031)[7]	1,359	1,176
JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[7]	27,764	28,868
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034)[7]	32,808	32,954
JPMorgan Chase & Co. 4.946% 10/22/2035 (USD-SOFR + 1.34% on 10/22/2034)[7]	7,539	7,381
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[7]	5,000	4,851
Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034)[7]	21,500	21,757
Marsh & McLennan Companies, Inc. 2.375% 12/15/2031	7,309	6,295
Marsh & McLennan Cos., Inc. 5.15% 3/15/2034	5,113	5,165
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	27,947	27,667
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	20,000	19,325
Mastercard, Inc. 4.85% 3/9/2033	768	775
Mastercard, Inc. 4.875% 5/9/2034	2,571	2,579
Mastercard, Inc. 4.55% 1/15/2035	10,089	9,836
American Funds Strategic Bond Fund — Page 15 of 52

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[7]	USD2,463	$2,497
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[7]	2,675	2,758
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[7]	1,509	1,265
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[7]	2,254	2,281
Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034)[7]	2,780	2,882
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034)[7]	24,196	24,208
Morgan Stanley 5.587% 1/18/2036 (USD-SOFR + 1.418% on 1/18/2035)[7]	26,084	26,649
Morgan Stanley 5.942% 2/7/2039 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 2/7/2039)[7]	9,785	9,882
Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054)[7]	9,896	9,674
Navient Corp. 9.375% 7/25/2030	3,915	4,175
Navient Corp. 11.50% 3/15/2031	9,460	10,576
Navient Corp. 5.625% 8/1/2033	12,530	10,809
New York Life Global Funding 4.55% 1/28/2033[6]	2,456	2,384
OneMain Finance Corp. 7.50% 5/15/2031	17,375	17,694
OneMain Finance Corp. 7.125% 11/15/2031	9,755	9,821
Osaic Holdings, Inc. 10.75% 8/1/2027[6]	2,500	2,549
Oxford Finance, LLC 6.375% 2/1/2027[6]	6,055	6,001
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028)[7]	EUR3,077	3,700
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029)[7]	2,790	3,184
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032)[7]	USD18,000	18,905
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[7]	59,597	65,915
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[7]	370	379
PNC Financial Services Group, Inc. 5.401% 7/23/2035 (USD-SOFR + 1.599% on 7/23/2034)[7]	20,824	20,904
Ryan Specialty, LLC 5.875% 8/1/2032[6]	4,580	4,528
Synchrony Financial 5.45% 3/6/2031 (USD-SOFR + 1.68% on 3/6/2030)[7]	4,891	4,858
Synchrony Financial 7.25% 2/2/2033	8,000	8,239
Toronto-Dominion Bank (The) 2.00% 9/10/2031	20,000	17,094
Travelers Companies, Inc. 2.55% 4/27/2050	361	216
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031)[7]	13,796	13,824
Truist Financial Corp. 5.122% 1/26/2034 (USD-SOFR + 1.60% on 1/26/2033)[7]	4,725	4,642
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[7]	1,597	1,644
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[7]	22,372	22,850
Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.049% 5/6/2032[5,9]	6,745	6,819
U.S. Bancorp 5.85% 10/21/2033 (USD-SOFR + 2.09% on 10/21/2032)[7]	1,600	1,659
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[7]	2,050	1,993
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[7]	14,572	15,042
U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034)[7]	27,800	28,430
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[6,7]	22,550	21,746
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)[6,7]	750	637
UBS Group AG 4.375% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.313% on 2/10/2031)[6,7]	5,375	4,616
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[7]	6,346	6,485
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[7]	9,650	9,682
Wells Fargo & Co. 4.897% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032)[7]	4,891	4,822
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[7]	27,761	29,958
Wells Fargo & Co. 5.211% 12/3/2035 (USD-SOFR + 1.38% on 12/3/2034)[7]	31,736	31,529
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[7]	1,328	1,128
		1,505,735
American Funds Strategic Bond Fund — Page 16 of 52

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care 5.35%	Principal amount (000)	Value (000)
AbbVie, Inc. 3.20% 11/21/2029	USD1,207	$1,141
AbbVie, Inc. 5.05% 3/15/2034	32,320	32,560
AbbVie, Inc. 5.35% 3/15/2044	1,350	1,336
AbbVie, Inc. 5.40% 3/15/2054	20,690	20,336
AbbVie, Inc. 5.50% 3/15/2064	3,650	3,594
AdaptHealth, LLC 5.125% 3/1/2030[6]	6,865	6,265
Amgen, Inc. 3.00% 2/22/2029	600	569
Amgen, Inc. 4.05% 8/18/2029	16,075	15,723
Amgen, Inc. 5.25% 3/2/2030	11,990	12,267
Amgen, Inc. 4.20% 3/1/2033	14,000	13,277
Amgen, Inc. 5.25% 3/2/2033	53,634	54,429
Amgen, Inc. 4.875% 3/1/2053	4,975	4,347
Amgen, Inc. 5.65% 3/2/2053	22,992	22,571
Amgen, Inc. 5.75% 3/2/2063	12,500	12,191
AstraZeneca Finance, LLC 1.75% 5/28/2028	3,050	2,822
AstraZeneca Finance, LLC 5.00% 2/26/2034	16,875	17,045
AstraZeneca PLC 3.375% 11/16/2025	3,600	3,580
Avantor Funding, Inc. 4.625% 7/15/2028[6]	5,785	5,581
Banner Health 2.913% 1/1/2051	10,000	6,544
Baxter International, Inc. 2.272% 12/1/2028	5,032	4,624
Baxter International, Inc. 2.539% 2/1/2032	8,938	7,670
Baxter International, Inc. 3.132% 12/1/2051	12,537	7,971
Bayer US Finance, LLC 6.50% 11/21/2033[6]	13,772	14,476
Bayer US Finance, LLC 6.875% 11/21/2053[6]	11,471	11,869
Baylor Scott & White Holdings 0.827% 11/15/2025	5,463	5,344
Baylor Scott & White Holdings 1.777% 11/15/2030	19,087	16,444
Bristol-Myers Squibb Co. 5.20% 2/22/2034	80,376	81,806
Bristol-Myers Squibb Co. 5.50% 2/22/2044	2,825	2,814
Bristol-Myers Squibb Co. 6.25% 11/15/2053	821	882
Bristol-Myers Squibb Co. 5.55% 2/22/2054	8,416	8,300
Bristol-Myers Squibb Co. 5.65% 2/22/2064	3,325	3,260
Centene Corp. 2.45% 7/15/2028	24,165	22,067
Centene Corp. 3.00% 10/15/2030	3,625	3,174
Centene Corp. 2.625% 8/1/2031	3,049	2,565
Cigna Group (The) 2.375% 3/15/2031	1,713	1,495
Cigna Group (The) 5.25% 2/15/2034	2,670	2,685
Cigna Group (The) 5.60% 2/15/2054	1,064	1,014
CVS Health Corp. 5.55% 6/1/2031	1,517	1,549
CVS Health Corp. 5.25% 2/21/2033	2,144	2,118
CVS Health Corp. 5.70% 6/1/2034	44,891	45,612
CVS Health Corp. 6.00% 6/1/2044	28,051	27,426
CVS Health Corp. 5.625% 2/21/2053	12,500	11,437
CVS Health Corp. 5.875% 6/1/2053	4,000	3,779
CVS Health Corp. 6.05% 6/1/2054	27,917	27,106
CVS Health Corp. 6.00% 6/1/2063	3,074	2,903
DaVita, Inc. 6.875% 9/1/2032[6]	10,010	10,074
Elevance Health, Inc. 5.20% 2/15/2035	12,390	12,436
Elevance Health, Inc. 5.125% 2/15/2053	926	831
Elevance Health, Inc. 5.70% 2/15/2055	15,068	14,698
Eli Lilly and Co. 5.10% 2/12/2035	10,241	10,447
Eli Lilly and Co. 5.50% 2/12/2055	929	941
Endo Finance Holdings, Inc. 8.50% 4/15/2031[6]	4,205	4,389
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.325% 4/23/2031[5,9]	3,677	3,644
American Funds Strategic Bond Fund — Page 17 of 52

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
GE HealthCare Technologies, Inc. 5.65% 11/15/2027	USD15,000	$15,405
Gilead Sciences, Inc. 5.25% 10/15/2033	1,710	1,751
Gilead Sciences, Inc. 5.10% 6/15/2035	16,744	16,816
Gilead Sciences, Inc. 2.80% 10/1/2050	1,462	918
Gilead Sciences, Inc. 5.55% 10/15/2053	889	885
HCA, Inc. 3.625% 3/15/2032	5,028	4,547
Humana, Inc. 5.375% 4/15/2031	1,202	1,212
Humana, Inc. 5.95% 3/15/2034	7,875	8,062
Humana, Inc. 5.75% 4/15/2054	10,171	9,457
Insulet Corp. 6.50% 4/1/2033[6]	870	885
Johnson & Johnson 4.95% 6/1/2034	3,907	4,006
Johnson & Johnson 5.25% 6/1/2054	1,290	1,297
Owens & Minor, Inc. 6.625% 4/1/2030[6]	11,825	10,358
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	16,993	16,814
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	20,000	19,085
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	12,206	11,598
Radiology Partners, Inc. 3.50% PIK and 4.275% Cash 1/31/2029[6,10]	12,310	12,203
Radiology Partners, Inc. 9.781% PIK 2/15/2030[6,10]	766	713
Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.50%) 1.50% PIK and 8.28% Cash 1/31/2029[5,9,10]	1,029	995
Roche Holdings, Inc. 1.93% 12/13/2028[6]	23,675	21,766
Roche Holdings, Inc. 5.593% 11/13/2033[6]	14,044	14,760
Roche Holdings, Inc. 4.985% 3/8/2034[6]	16,154	16,271
Roche Holdings, Inc. 4.592% 9/9/2034[6]	36,080	35,318
Roche Holdings, Inc. 2.607% 12/13/2051[6]	9,473	5,734
Roche Holdings, Inc. 5.218% 3/8/2054[6]	608	588
Sterigenics-Nordion Holdings, LLC 7.375% 6/1/2031[6]	7,800	7,940
Summa Health 3.511% 11/15/2051	9,945	7,370
Sutter Health 1.321% 8/15/2025	6,000	5,925
Sutter Health 5.164% 8/15/2033	9,905	9,988
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	14,245	14,041
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	3,900	4,003
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	16,280	15,921
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	10,106	10,883
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	9,012	10,055
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	2,337	1,691
UnitedHealth Group, Inc. 5.30% 2/15/2030	7,300	7,536
UnitedHealth Group, Inc. 2.00% 5/15/2030	5,404	4,775
UnitedHealth Group, Inc. 4.20% 5/15/2032	2,626	2,526
UnitedHealth Group, Inc. 5.35% 2/15/2033	11,158	11,444
UnitedHealth Group, Inc. 5.00% 4/15/2034	1,187	1,181
UnitedHealth Group, Inc. 5.15% 7/15/2034	40,261	40,548
UnitedHealth Group, Inc. 5.50% 7/15/2044	23,000	22,670
UnitedHealth Group, Inc. 3.25% 5/15/2051	14,216	9,511
UnitedHealth Group, Inc. 4.75% 5/15/2052	3,613	3,126
UnitedHealth Group, Inc. 5.875% 2/15/2053	7,300	7,409
UnitedHealth Group, Inc. 5.375% 4/15/2054	1,703	1,619
UnitedHealth Group, Inc. 5.50% 4/15/2064	464	440
Viatris, Inc. 4.00% 6/22/2050	3,324	2,182
West Virginia United Health System Obligated Group 3.129% 6/1/2050	2,775	1,802
		1,050,058
American Funds Strategic Bond Fund — Page 18 of 52

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy 3.84%	Principal amount (000)	Value (000)
3R Lux SARL 9.75% 2/5/2031[6]	USD6,224	$6,501
AI Candelaria (Spain) SA 5.75% 6/15/2033[6]	2,990	2,573
APA Corp. 4.75% 4/15/2043[6]	1,749	1,397
APA Corp. 5.35% 7/1/2049[6]	351	291
Apache Corp. 4.625% 11/15/2025	5,395	5,372
Baytex Energy Corp. 7.375% 3/15/2032[6]	4,720	4,545
Blue Racer Midstream, LLC 7.00% 7/15/2029[6]	2,815	2,879
Borr IHC, Ltd. 10.00% 11/15/2028[6]	5,755	5,485
Borr IHC, Ltd. 10.375% 11/15/2030[6]	9,515	8,866
Canadian Natural Resources, Ltd. 3.85% 6/1/2027	2,000	1,969
Canadian Natural Resources, Ltd. 2.95% 7/15/2030	6,455	5,836
Cenovus Energy, Inc. 5.375% 7/15/2025	1,095	1,095
Cheniere Energy Partners, LP 4.00% 3/1/2031	4,790	4,494
Cheniere Energy Partners, LP 5.95% 6/30/2033	15,000	15,413
Chevron Corp. 2.236% 5/11/2030	3,290	2,955
Chevron Corp. 3.078% 5/11/2050	1,181	803
Civitas Resources, Inc. 8.375% 7/1/2028[6]	12,575	12,993
Civitas Resources, Inc. 8.625% 11/1/2030[6]	2,455	2,535
Civitas Resources, Inc. 8.75% 7/1/2031[6]	9,090	9,346
CNX Resources Corp. 7.375% 1/15/2031[6]	3,079	3,131
CNX Resources Corp. 7.25% 3/1/2032[6]	1,960	1,995
Comstock Resources, Inc. 5.875% 1/15/2030[6]	3,015	2,851
ConocoPhillips Co. 5.55% 3/15/2054	10,000	9,692
Crescent Energy Finance, LLC 9.25% 2/15/2028[6]	3,045	3,164
Crescent Energy Finance, LLC 7.625% 4/1/2032[6]	4,860	4,811
Crescent Energy Finance, LLC 7.375% 1/15/2033[6]	6,195	5,979
Devon Energy Corp. 5.75% 9/15/2054	11,123	10,191
Diamondback Energy, Inc. 5.15% 1/30/2030	3,134	3,183
Diamondback Energy, Inc. 5.40% 4/18/2034	10,561	10,547
Diamondback Energy, Inc. 5.75% 4/18/2054	5,153	4,863
Diamondback Energy, Inc. 5.90% 4/18/2064	3,455	3,253
Ecopetrol SA 7.75% 2/1/2032	25,000	24,558
Ecopetrol SA 8.875% 1/13/2033	15,940	16,462
Ecopetrol SA 8.375% 1/19/2036	17,425	16,989
Enbridge Energy Partners, LP 5.875% 10/15/2025	155	156
Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[6]	2,570	2,733
Energean Israel Finance, Ltd. 5.875% 3/30/2031[6]	2,765	2,545
Eni SpA 5.50% 5/15/2034[6]	16,551	16,692
Eni SpA 5.95% 5/15/2054[6]	19,257	18,853
Enterprise Products Operating, LLC 4.95% 2/15/2035	3,629	3,580
EOG Resources, Inc. 5.65% 12/1/2054	14,000	13,847
EQM Midstream Partners, LP 4.50% 1/15/2029[6]	2,361	2,289
Equinor ASA 3.70% 4/6/2050	1,217	923
Exxon Mobil Corp. 4.227% 3/19/2040	1,200	1,071
Exxon Mobil Corp. 3.452% 4/15/2051	1,229	880
GeoPark, Ltd. 8.75% 1/31/2030[6]	10,000	9,469
Global Partners, LP 8.25% 1/15/2032[6]	2,135	2,196
Gray Oak Pipeline, LLC 2.60% 10/15/2025[6]	4,442	4,378
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036[6]	25,000	25,340
Gulfport Energy Operating Corp. 6.75% 9/1/2029[6]	4,440	4,505
Hilcorp Energy I, LP 5.75% 2/1/2029[6]	1,285	1,243
Hilcorp Energy I, LP 6.00% 4/15/2030[6]	2,700	2,571
Hilcorp Energy I, LP 6.00% 2/1/2031[6]	865	809
Hilcorp Energy I, LP 6.25% 4/15/2032[6]	4,550	4,257
American Funds Strategic Bond Fund — Page 19 of 52

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Hilcorp Energy I, LP 8.375% 11/1/2033[6]	USD5,220	$5,355
Kraken Oil & Gas Partners, LLC 7.625% 8/15/2029[6]	2,775	2,712
Leviathan Bond, Ltd. 6.75% 6/30/2030[6]	3,245	3,162
Matador Resources Co. 6.25% 4/15/2033[6]	3,190	3,120
Modec Finance BV 7.84% 7/15/2026[8,11]	9,000	9,118
MPLX, LP 1.75% 3/1/2026	5,933	5,779
Murphy Oil Corp. 6.00% 10/1/2032	2,690	2,590
MV24 Capital BV 6.748% 6/1/2034	7,817	7,566
Nabors Industries, Inc. 8.875% 8/15/2031[6]	12,755	11,088
NewCo Holding USD 20 SARL 9.375% 11/7/2029[6]	12,510	12,723
NFE Financing, LLC 12.00% 11/15/2029[6]	48,750	41,129
NGL Energy Operating, LLC 8.125% 2/15/2029[6]	4,495	4,530
NGL Energy Operating, LLC 8.375% 2/15/2032[6]	7,345	7,370
Noble Finance II, LLC 8.00% 4/15/2030[6]	13,020	13,021
Northern Oil and Gas, Inc. 8.75% 6/15/2031[6]	4,475	4,570
Occidental Petroleum Corp. 6.125% 1/1/2031	9,602	9,878
Occidental Petroleum Corp. 5.55% 10/1/2034	25,000	24,442
Occidental Petroleum Corp. 6.45% 9/15/2036	12,000	12,362
Occidental Petroleum Corp. 6.60% 3/15/2046	12,000	12,107
Permian Resources Operating, LLC 9.875% 7/15/2031[6]	4,711	5,163
Permian Resources Operating, LLC 7.00% 1/15/2032[6]	2,150	2,200
Petroleos Mexicanos 6.875% 10/16/2025	25,000	24,982
Petroleos Mexicanos 4.50% 1/23/2026	2,188	2,144
Petroleos Mexicanos 6.70% 2/16/2032	11,544	10,152
Petroleos Mexicanos 10.00% 2/7/2033	20,000	20,849
Raizen Fuels Finance SA 6.70% 2/25/2037[6]	12,695	12,716
Range Resources Corp. 4.75% 2/15/2030[6]	1,340	1,276
Saturn Oil & Gas, Inc. 9.625% 6/15/2029[6]	1,089	1,054
Saudi Arabian Oil Co. 5.75% 7/17/2054[6]	17,670	16,706
Sunoco, LP 7.00% 5/1/2029[6]	3,990	4,085
Sunoco, LP 7.25% 5/1/2032[6]	4,620	4,775
Talos Production, Inc. 9.00% 2/1/2029[6]	1,510	1,553
Talos Production, Inc. 9.375% 2/1/2031[6]	935	952
TotalEnergies Capital SA 5.15% 4/5/2034	2,000	2,025
TotalEnergies Capital SA 4.724% 9/10/2034	13,635	13,386
Transocean Aquila, Ltd. 8.00% 9/30/2028[6]	3,192	3,258
Transocean, Inc. 8.00% 2/1/2027[6]	4,288	4,275
Transocean, Inc. 8.25% 5/15/2029[6]	5,250	5,136
Transocean, Inc. 8.75% 2/15/2030[6]	3,038	3,157
Transocean, Inc. 8.50% 5/15/2031[6]	4,500	4,377
Transocean, Inc. 6.80% 3/15/2038	5,000	3,837
Transportadora de Gas del Sur SA 8.50% 7/24/2031[6]	10,200	10,656
USA Compression Partners, LP 7.125% 3/15/2029[6]	7,660	7,796
Vallourec SA 7.50% 4/15/2032[6]	2,880	3,013
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[6]	10,796	10,965
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[6]	3,970	3,610
Venture Global LNG, Inc. 8.125% 6/1/2028[6]	9,500	9,713
Vista Energy Argentina S.A.U 7.625% 12/10/2035[6]	15,610	15,208
Vital Energy, Inc. 7.875% 4/15/2032[6]	10,985	10,237
Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029[6]	6,670	6,501
		753,733
American Funds Strategic Bond Fund — Page 20 of 52

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities 2.78%	Principal amount (000)	Value (000)
Aegea Finance SARL 9.00% 1/20/2031[6]	USD6,569	$6,912
AES Corp. 2.45% 1/15/2031	7,500	6,414
AES Panama Generation Holdings, SRL 4.375% 5/31/2030[6]	2,702	2,414
Alabama Power Co. 5.85% 11/15/2033	2,900	3,062
Alabama Power Co. 3.00% 3/15/2052	13,130	8,448
Alfa Desarrollo SpA 4.55% 9/27/2051[6]	2,409	1,850
Alliant Energy Finance, LLC 3.60% 3/1/2032[6]	6,800	6,145
Baltimore Gas and Electric Co. 5.30% 6/1/2034	3,940	3,994
CenterPoint Energy Houston Electric, LLC 5.05% 3/1/2035	2,110	2,096
Comision Federal de Electricidad 6.45% 1/24/2035[6]	7,755	7,466
Consolidated Edison Company of New York, Inc. 5.375% 5/15/2034	2,573	2,632
Consumers Energy Co. 4.625% 5/15/2033	11,650	11,383
Duke Energy Florida, LLC 5.875% 11/15/2033	5,192	5,483
Edison International 4.125% 3/15/2028	5,988	5,760
Edison International 5.25% 11/15/2028	5,257	5,186
Edison International 5.45% 6/15/2029	4,273	4,219
Edison International 6.95% 11/15/2029	8,997	9,358
Edison International 6.25% 3/15/2030	1,975	2,001
Edison International 5.25% 3/15/2032	15,485	14,820
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[7]	10,000	9,059
Edison International, junior subordinated, 7.875% 6/15/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.658% on 6/15/2029)[7]	9,390	9,061
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[6,7]	9,825	11,075
Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[7,12]	350	352
Eversource Energy 5.50% 1/1/2034	9,597	9,647
Florida Power & Light Co. 5.05% 4/1/2028	8,525	8,691
Florida Power & Light Co. 5.10% 4/1/2033	9,168	9,279
Florida Power & Light Co. 5.30% 6/15/2034	2,218	2,271
Florida Power & Light Co. 5.30% 4/1/2053	5,391	5,196
Georgia Power Co. 4.95% 5/17/2033	3,882	3,857
Long Ridge Energy, LLC 8.75% 2/15/2032[6]	8,260	7,989
Pacific Gas and Electric Co. 3.15% 1/1/2026	104	103
Pacific Gas and Electric Co. 3.00% 6/15/2028	11,450	10,769
Pacific Gas and Electric Co. 4.65% 8/1/2028	141	140
Pacific Gas and Electric Co. 4.55% 7/1/2030	10,477	10,145
Pacific Gas and Electric Co. 2.50% 2/1/2031	16,284	14,003
Pacific Gas and Electric Co. 3.25% 6/1/2031	14,750	13,131
Pacific Gas and Electric Co. 5.90% 6/15/2032	1,338	1,365
Pacific Gas and Electric Co. 6.40% 6/15/2033	22,961	24,010
Pacific Gas and Electric Co. 4.95% 7/1/2050	34,339	28,697
Pacific Gas and Electric Co. 3.50% 8/1/2050	25,925	17,252
Pacific Gas and Electric Co. 5.90% 10/1/2054	17,574	16,662
PacifiCorp 5.45% 2/15/2034	18,118	18,273
PacifiCorp 3.30% 3/15/2051	5,725	3,758
PacifiCorp 2.90% 6/15/2052	608	366
PacifiCorp 5.35% 12/1/2053	13,519	12,424
PacifiCorp 5.50% 5/15/2054	24,026	22,574
PacifiCorp 5.80% 1/15/2055	10,938	10,683
PG&E Corp. 5.00% 7/1/2028	1,995	1,942
PG&E Corp. 5.25% 7/1/2030	1,485	1,427
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030)[7]	24,350	23,993
American Funds Strategic Bond Fund — Page 21 of 52

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Public Service Company of Colorado 2.70% 1/15/2051	USD1,794	$1,068
Public Service Electric and Gas Co. 4.85% 8/1/2034	5,303	5,259
Saavi Energia SARL 8.875% 2/10/2035[6]	4,905	4,969
SMC Global Power Holdings Corp. 5.95% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.796% on 5/5/2025)[7]	500	500
SMC Global Power Holdings Corp. 7.00% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 9.199% on 10/21/2025)[7]	600	601
Southern California Edison Co. 2.85% 8/1/2029	1,100	1,011
Southern California Edison Co. 5.25% 3/15/2030	4,775	4,805
Southern California Edison Co. 2.75% 2/1/2032	12,971	11,051
Southern California Edison Co. 5.20% 6/1/2034	5,500	5,372
Southern California Edison Co. 5.45% 3/1/2035	17,700	17,536
Southern California Edison Co. 3.65% 2/1/2050	1,030	715
Southern California Edison Co. 2.95% 2/1/2051	1,005	610
Southern California Edison Co. 3.45% 2/1/2052	22,682	14,946
Southern California Edison Co. 5.90% 3/1/2055	14,900	14,360
Southern California Edison Co. 6.20% 9/15/2055	2,133	2,128
Talen Energy Supply, LLC 8.625% 6/1/2030[6]	12,341	13,099
Union Electric Co. 5.25% 4/15/2035	1,050	1,059
Virginia Electric & Power 2.40% 3/30/2032	6,100	5,215
Virginia Electric & Power 2.45% 12/15/2050	8,041	4,554
Wisconsin Electric Power Co. 4.60% 10/1/2034	1,450	1,406
Wisconsin Electric Power Co. 5.05% 10/1/2054	75	69
Xcel Energy, Inc. 5.45% 8/15/2033	6,338	6,369
Xcel Energy, Inc. 3.50% 12/1/2049	885	606
YPF Energia Electrica SA 7.875% 10/16/2032[6]	11,150	10,915
		546,060
Industrials 2.46%
Ambipar Lux SARL 10.875% 2/5/2033[6]	3,705	3,800
Amentum Holdings, Inc. 7.25% 8/1/2032[6]	8,050	7,927
Apple Bidco, LLC, Term Loan, (3-month USD CME Term SOFR + 2.50%) 6.825% 9/23/2031[5,9]	8,708	8,628
Avis Budget Car Rental, LLC 8.25% 1/15/2030[6]	2,240	2,187
Axon Enterprise, Inc. 6.125% 3/15/2030[6]	3,010	3,045
Axon Enterprise, Inc. 6.25% 3/15/2033[6]	1,730	1,752
BAE Systems PLC 5.30% 3/26/2034[6]	13,303	13,474
Boeing Co. (The) 5.15% 5/1/2030	17,833	17,953
Boeing Co. (The) 3.625% 2/1/2031	4,998	4,637
Boeing Co. (The) 6.388% 5/1/2031	4,887	5,210
Boeing Co. (The) 6.528% 5/1/2034	17,357	18,608
Boeing Co. (The) 5.705% 5/1/2040	4,000	3,891
Boeing Co. (The) 5.805% 5/1/2050	13,201	12,580
Boeing Co. (The) 6.858% 5/1/2054	12,666	13,769
Boeing Co. (The) 5.93% 5/1/2060	11,000	10,359
Bombardier, Inc. 7.125% 6/15/2026[6]	1,675	1,677
Bombardier, Inc. 7.875% 4/15/2027[6]	1,030	1,035
Bombardier, Inc. 6.00% 2/15/2028[6]	4,180	4,129
Bombardier, Inc. 7.50% 2/1/2029[6]	9,000	9,238
Bombardier, Inc. 8.75% 11/15/2030[6]	9,075	9,579
Burlington Northern Santa Fe, LLC 3.30% 9/15/2051	3,856	2,674
BWX Technologies, Inc. 4.125% 6/30/2028[6]	4,760	4,499
Canadian National Railway Co. 4.375% 9/18/2034	1,579	1,500
Canadian Pacific Railway Co. 2.05% 3/5/2030	2,000	1,770
Canadian Pacific Railway Co. 3.00% 12/2/2041	4,184	3,024
American Funds Strategic Bond Fund — Page 22 of 52

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Canadian Pacific Railway Co. 3.10% 12/2/2051	USD13,038	$8,496
Carrier Global Corp. 5.90% 3/15/2034	13,377	14,078
Carrier Global Corp. 6.20% 3/15/2054	5,803	6,200
CoreLogic, Inc. 4.50% 5/1/2028[6]	10,000	9,321
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 10.939% 6/4/2029[5,9]	3,375	3,284
Embraer Netherlands Finance BV 5.98% 2/11/2035	1,985	2,021
EquipmentShare.com, Inc. 9.00% 5/15/2028[6]	5,715	5,928
EquipmentShare.com, Inc. 8.625% 5/15/2032[6]	7,115	7,343
EquipmentShare.com, Inc. 8.00% 3/15/2033[6]	7,000	7,056
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/2035	4,401	4,174
Herc Holdings, Inc. 6.625% 6/15/2029[6]	4,785	4,805
Hertz Corp. (The) 4.625% 12/1/2026[6]	4,205	2,937
Hertz Corp. (The), Term Loan B-EXIT, (3-month USD CME Term SOFR + 3.50%) 7.939% 6/30/2028[5,9]	1,285	1,005
Hertz Corp. (The), Term Loan C-EXIT, (3-month USD CME Term SOFR + 3.50%) 7.939% 6/30/2028[5,9]	250	195
Honeywell International, Inc. 5.00% 3/1/2035	24,542	24,459
Icahn Enterprises, LP 5.25% 5/15/2027	3,000	2,856
Icahn Enterprises, LP 9.75% 1/15/2029	13,000	12,939
Icahn Enterprises, LP 10.00% 11/15/2029[6]	2,695	2,680
Ingersoll-Rand, Inc. 5.45% 6/15/2034	405	411
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032[6]	13,660	13,804
LATAM Airlines Group SA 7.875% 4/15/2030[6]	1,034	1,026
Lockheed Martin Corp. 4.80% 8/15/2034	8,128	8,010
Mileage Plus Holdings, LLC 6.50% 6/20/2027[6]	1,757	1,766
NESCO Holdings II, Inc. 5.50% 4/15/2029[6]	14,000	12,941
Norfolk Southern Corp. 4.45% 3/1/2033	2,751	2,660
Norfolk Southern Corp. 5.55% 3/15/2034	6,140	6,380
Norfolk Southern Corp. 5.35% 8/1/2054	15,905	15,286
PM General Purchaser, LLC 9.50% 10/1/2028[6]	2,050	1,958
Regal Rexnord Corp. 6.30% 2/15/2030	15,000	15,607
Regal Rexnord Corp. 6.40% 4/15/2033	15,000	15,577
Republic Services, Inc. 5.20% 11/15/2034	15,000	15,167
Rolls-Royce PLC 5.75% 10/15/2027[6]	10,265	10,515
RTX Corp. 6.00% 3/15/2031	1,078	1,145
RTX Corp. 6.10% 3/15/2034	5,772	6,193
RTX Corp. 5.375% 2/27/2053	12,191	11,646
SkyMiles IP, Ltd. 4.50% 10/20/2025[6]	1,126	1,122
SkyMiles IP, Ltd. 4.75% 10/20/2028[6]	2,760	2,749
SkyMiles IP, Ltd., Term Loan, (3-month USD CME Term SOFR + 3.75%) 8.043% 10/20/2027[5,9]	1,012	1,021
Spirit AeroSystems, Inc. 4.60% 6/15/2028	5,860	5,626
Spirit AeroSystems, Inc. 9.375% 11/30/2029[6]	2,492	2,662
Spirit AeroSystems, Inc. 9.75% 11/15/2030[6]	4,400	4,862
Texas Combined Tirz I, LLC 0% 12/7/2062[6,8]	3,300	3,300
TK Elevator U.S. Newco, Inc. 5.25% 7/15/2027[6]	2,625	2,578
TransDigm, Inc. 5.50% 11/15/2027	5,000	4,947
TransDigm, Inc. 4.875% 5/1/2029	1,990	1,892
Union Pacific Corp. 2.80% 2/14/2032	9,999	8,891
Union Pacific Corp. 2.95% 3/10/2052	9,118	5,841
United Airlines, Inc. 4.375% 4/15/2026[6]	3,605	3,551
American Funds Strategic Bond Fund — Page 23 of 52

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
United Airlines, Inc. 4.625% 4/15/2029[6]	USD2,920	$2,765
WESCO Distribution, Inc. 7.25% 6/15/2028[6]	3,095	3,141
		481,762
Consumer discretionary 2.44%
Advance Auto Parts, Inc. 5.95% 3/9/2028	1,402	1,420
Advance Auto Parts, Inc. 3.50% 3/15/2032	3,576	2,999
Aimbridge Acquisition Co., Inc., Term Loan, (3-month USD CME Term SOFR + 5.50%) 9.823% 3/15/2030[5,8,9]	448	448
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 7.614%) 6.00% PIK and 5.9354% Cash 3/11/2030[5,8,9,10]	404	404
Allied Universal Holdco, LLC 4.625% 6/1/2028[6]	4,720	4,475
Allied Universal Holdco, LLC 6.00% 6/1/2029[6]	1,915	1,761
AutoNation, Inc. 5.89% 3/15/2035	6,138	6,130
BMW US Capital, LLC 3.90% 4/9/2025[6]	5,300	5,299
BMW US Capital, LLC 3.45% 4/1/2027[6]	8,625	8,442
Boyd Gaming Corp. 4.75% 12/1/2027	2,300	2,255
Boyd Gaming Corp. 4.75% 6/15/2031[6]	9,565	8,829
Carnival Corp. 5.75% 3/1/2027[6]	11,000	11,014
Carnival Corp. 4.00% 8/1/2028[6]	11,000	10,531
Carnival Corp. 6.00% 5/1/2029[6]	14,555	14,462
Carnival Corp. 7.00% 8/15/2029[6]	5,400	5,653
Carnival Corp. 5.75% 3/15/2030[6]	7,500	7,475
Carnival Corp. 6.125% 2/15/2033[6]	4,665	4,601
Cougar JV Subsidiary, LLC 8.00% 5/15/2032[6]	1,765	1,822
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[6]	24,000	24,225
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[6]	7,775	7,163
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[6]	3,934	3,349
Daimler Trucks Finance North America, LLC 5.375% 6/25/2034[6]	3,772	3,734
Fertitta Entertainment, LLC 4.625% 1/15/2029[6]	7,685	7,084
Fertitta Entertainment, LLC 6.75% 1/15/2030[6]	2,340	2,026
Ford Motor Co. 4.75% 1/15/2043	3,329	2,528
Ford Motor Co. 5.291% 12/8/2046	6,671	5,376
Ford Motor Credit Co., LLC 5.125% 6/16/2025	4,175	4,172
Ford Motor Credit Co., LLC 2.70% 8/10/2026	7,820	7,543
Ford Motor Credit Co., LLC 5.85% 5/17/2027	20,000	20,110
Ford Motor Credit Co., LLC 4.95% 5/28/2027	7,775	7,664
Ford Motor Credit Co., LLC 3.815% 11/2/2027	10,000	9,543
Ford Motor Credit Co., LLC 5.918% 3/20/2028	7,023	7,057
Ford Motor Credit Co., LLC 2.90% 2/10/2029	1,994	1,785
Ford Motor Credit Co., LLC 7.20% 6/10/2030	2,895	3,007
Ford Motor Credit Co., LLC 6.054% 11/5/2031	11,239	11,019
Ford Motor Credit Co., LLC 7.122% 11/7/2033	4,866	4,976
Ford Motor Credit Co., LLC 6.125% 3/8/2034	11,134	10,688
General Motors Financial Co., Inc. 5.625% 4/4/2032	5,337	5,281
General Motors Financial Co., Inc. 5.45% 9/6/2034	31,803	30,683
GENM Capital Labuan, Ltd. 3.882% 4/19/2031	14,000	12,512
Genting New York, LLC 7.25% 10/1/2029[6]	2,200	2,244
Grand Canyon University 4.375% 10/1/2026	7,500	7,360
Grand Canyon University 5.125% 10/1/2028	7,000	6,635
Great Canadian Gaming Corp. 8.75% 11/15/2029[6]	2,325	2,338
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.075% 3/7/2032[5,9]	634	635
Harley-Davidson Financial Services, Inc. 5.95% 6/11/2029[6]	7,333	7,401
American Funds Strategic Bond Fund — Page 24 of 52

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[6]	USD3,403	$3,192
Home Depot, Inc. 4.85% 6/25/2031	2,295	2,326
Home Depot, Inc. 4.95% 6/25/2034	3,335	3,347
Home Depot, Inc. 5.875% 12/16/2036	1,970	2,108
Home Depot, Inc. 4.95% 9/15/2052	1,382	1,269
Home Depot, Inc. 5.40% 6/25/2064	14,804	14,265
Jacobs Entertainment, Inc. 6.75% 2/15/2029[6]	5,305	5,103
LCM Investments Holdings II, LLC 8.25% 8/1/2031[6]	4,795	4,982
Marriott International, Inc. 5.75% 5/1/2025	129	129
Marriott International, Inc. 5.35% 3/15/2035	7,000	6,939
McDonald’s Corp. 5.00% 5/17/2029	2,384	2,432
McDonald’s Corp. 4.95% 3/3/2035	4,274	4,256
McDonald’s Corp. 3.625% 9/1/2049	979	715
McDonald’s Corp. 4.20% 4/1/2050	2,259	1,818
McDonald’s Corp. 5.15% 9/9/2052	2,620	2,427
MercadoLibre, Inc. 2.375% 1/14/2026	4,255	4,155
Mercury Aggregator LP, Term Loan, 3.50% 4/3/2026[8,9]	11	8
Mercury Aggregator LP, Term Loan, 13.50% 4/3/2026 (16.00% on 8/3/2025)[7,8,9]	19	14
Newell Brands, Inc. 6.375% 5/15/2030	5,675	5,535
Newell Brands, Inc. 6.625% 5/15/2032	8,670	8,444
Newell Brands, Inc. 6.875% 4/1/2036	6,270	6,103
Party City Holdings, Inc. 0% 10/12/2028[8]	560	— [2]
Party City Holdings, Inc. 12.00% PIK 1/11/2029[6,8,10,13]	2,594	259
Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[6]	16,160	15,925
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[6]	5,000	4,982
Royal Caribbean Cruises, Ltd. 5.625% 9/30/2031[6]	13,735	13,496
Starbucks Corp. 5.00% 2/15/2034	5,061	5,043
Stellantis Finance US, Inc. 6.45% 3/18/2035[6]	14,811	14,711
Toyota Motor Credit Corp. 3.375% 4/1/2030	2,865	2,703
Universal Entertainment Corp. 9.875% 8/1/2029[6]	7,400	7,324
Wynn Resorts Finance, LLC 7.125% 2/15/2031[6]	5,229	5,415
ZF North America Capital, Inc. 6.75% 4/23/2030[6]	14,645	13,933
		479,516
Communication services 2.35%
América Móvil, SAB de CV, 10.125% 1/22/2029	MXN1,103,000	55,104
América Móvil, SAB de CV, 9.50% 1/27/2031	823,210	39,856
AT&T, Inc. 4.35% 3/1/2029	USD1,250	1,238
AT&T, Inc. 3.50% 9/15/2053	22,215	15,160
CCO Holdings, LLC 4.75% 3/1/2030[6]	2,200	2,042
CCO Holdings, LLC 4.25% 2/1/2031[6]	6,750	5,987
CCO Holdings, LLC 4.75% 2/1/2032[6]	20,000	17,782
CCO Holdings, LLC 4.50% 6/1/2033[6]	7,875	6,722
CCO Holdings, LLC 4.25% 1/15/2034[6]	8,725	7,183
Charter Communications Operating, LLC 5.25% 4/1/2053	13,701	11,079
Comcast Corp. 5.30% 6/1/2034	28,813	29,305
Comcast Corp. 5.65% 6/1/2054	7,188	7,044
Connect Finco SARL 9.00% 9/15/2029[6]	20,360	18,588
Consolidated Communications, Inc. 5.00% 10/1/2028[6]	2,800	2,628
DISH Network Corp. 11.75% 11/15/2027[6]	10,125	10,669
EchoStar Corp. 10.75% 11/30/2029	12,000	12,620
Embarq, LLC 7.995% 6/1/2036	1,250	491
Gray Media, Inc. 10.50% 7/15/2029[6]	19,925	20,777
Gray Media, Inc. 5.375% 11/15/2031[6]	1,686	1,055
American Funds Strategic Bond Fund — Page 25 of 52

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.573% 6/4/2029[5,9]	USD5,032	$4,881
Meta Platforms, Inc. 3.85% 8/15/2032	31,466	29,771
Meta Platforms, Inc. 4.45% 8/15/2052	22,500	19,170
Meta Platforms, Inc. 5.40% 8/15/2054	5,297	5,194
Netflix, Inc. 4.90% 8/15/2034	3,443	3,447
Netflix, Inc. 5.40% 8/15/2054	193	190
News Corp. 3.875% 5/15/2029[6]	3,725	3,515
Nexstar Media, Inc. 4.75% 11/1/2028[6]	6,000	5,624
Sirius XM Radio, LLC 4.00% 7/15/2028[6]	7,600	7,097
Sirius XM Radio, LLC 5.50% 7/1/2029[6]	3,150	3,045
Sirius XM Radio, LLC 4.125% 7/1/2030[6]	4,289	3,814
Sirius XM Radio, LLC 3.875% 9/1/2031[6]	10,575	9,073
Snap, Inc. 6.875% 3/1/2033[6]	6,125	6,130
Stagwell Global, LLC 5.625% 8/15/2029[6]	5,810	5,539
T-Mobile USA, Inc. 2.55% 2/15/2031	19,963	17,604
T-Mobile USA, Inc. 2.875% 2/15/2031	3,037	2,722
Univision Communications, Inc. 6.625% 6/1/2027[6]	7,100	7,047
Univision Communications, Inc. 8.00% 8/15/2028[6]	5,485	5,507
Univision Communications, Inc. 4.50% 5/1/2029[6]	6,750	5,973
Univision Communications, Inc. 7.375% 6/30/2030[6]	10,075	9,636
Univision Communications, Inc. 8.50% 7/31/2031[6]	9,750	9,537
Verizon Communications, Inc. 2.55% 3/21/2031	8,188	7,217
Verizon Communications, Inc. 5.25% 4/2/2035	5,834	5,851
Verizon Communications, Inc. 3.55% 3/22/2051	15,000	10,718
X Corp., Term Loan B, (USD-SOFR + 6.65%) 10.949% 10/26/2029[5,9]	7,995	7,952
		461,584
Materials 2.28%
Anglo American Capital PLC 5.375% 4/1/2025[6]	919	919
Ardagh Metal Packaging Finance PLC 4.00% 9/1/2029[6]	10,000	8,529
Ball Corp. 2.875% 8/15/2030	14,060	12,265
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	4,431	4,390
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	22,008	22,276
BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	5,284	5,204
Braskem Idesa SAPI 7.45% 11/15/2029	13,000	10,554
Braskem Idesa SAPI 6.99% 2/20/2032[6]	13,676	10,231
Braskem Idesa SAPI 6.99% 2/20/2032	3,618	2,707
Braskem Netherlands Finance BV 4.50% 1/10/2028	4,397	4,116
Braskem Netherlands Finance BV 8.50% 1/12/2031[6]	8,660	8,719
Braskem Netherlands Finance BV 8.50% 1/12/2031	2,603	2,621
Braskem Netherlands Finance BV 7.25% 2/13/2033[6]	7,945	7,371
Braskem Netherlands Finance BV 7.25% 2/13/2033	3,000	2,783
Braskem Netherlands Finance BV 8.00% 10/15/2034[6]	12,300	11,786
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[6]	8,090	7,339
Celanese US Holdings, LLC 6.60% 11/15/2028	12,754	13,166
Celanese US Holdings, LLC 6.50% 4/15/2030	15,000	14,904
Celanese US Holdings, LLC 6.629% 7/15/2032	6,000	6,166
Celanese US Holdings, LLC 6.95% 11/15/2033 (7.20% on 5/15/2025)[7]	19,921	20,837
Cleveland-Cliffs, Inc. 6.875% 11/1/2029[6]	10,000	9,796
Cleveland-Cliffs, Inc. 7.50% 9/15/2031[6]	8,675	8,478
Cleveland-Cliffs, Inc. 7.00% 3/15/2032[6]	10,000	9,608
Cleveland-Cliffs, Inc. 7.375% 5/1/2033[6]	10,000	9,606
Consolidated Energy Finance SA 6.50% 5/15/2026[6]	785	761
American Funds Strategic Bond Fund — Page 26 of 52

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Consolidated Energy Finance SA 12.00% 2/15/2031[6]	USD17,300	$17,280
CVR Partners, LP 6.125% 6/15/2028[6]	5,290	5,120
Dow Chemical Co. (The) 5.15% 2/15/2034	9,756	9,672
Dow Chemical Co. (The) 5.55% 11/30/2048	1,755	1,643
Dow Chemical Co. (The) 6.90% 5/15/2053	768	839
Dow Chemical Co. (The) 5.60% 2/15/2054	6,224	5,766
First Quantum Minerals, Ltd. 6.875% 10/15/2027[6]	3,062	3,062
First Quantum Minerals, Ltd. 9.375% 3/1/2029[6]	11,200	11,792
First Quantum Minerals, Ltd. 8.00% 3/1/2033[6]	2,225	2,257
FXI Holdings, Inc. 12.25% 11/15/2026[6]	13,721	12,761
FXI Holdings, Inc. 12.25% 11/15/2026[6]	8,422	7,895
International Flavors & Fragrances, Inc. 2.30% 11/1/2030[6]	15,800	13,663
LYB International Finance III, LLC 5.50% 3/1/2034	1,524	1,515
LYB International Finance III, LLC 4.20% 5/1/2050	2,800	2,093
LYB International Finance III, LLC 3.625% 4/1/2051	8,366	5,613
Magnera Corp. 7.25% 11/15/2031[6]	12,000	11,686
Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026[6]	12,605	12,545
Mauser Packaging Solutions Holding Co. 7.875% 4/15/2027[6]	9,000	8,831
Minera Mexico, SA de CV 5.625% 2/12/2032[6]	8,590	8,528
Mineral Resources, Ltd. 9.25% 10/1/2028[6]	8,230	8,239
NOVA Chemicals Corp. 4.25% 5/15/2029[6]	10,000	9,565
NOVA Chemicals Corp. 9.00% 2/15/2030[6]	6,005	6,470
OCI NV 6.70% 3/16/2033[6]	11,039	11,776
PT Krakatau Posco 6.375% 6/11/2029	15,000	15,201
Quikrete Holdings, Inc. 6.375% 3/1/2032[6]	4,550	4,583
Quikrete Holdings, Inc. 6.75% 3/1/2033[6]	2,050	2,043
Sasol Financing USA, LLC 8.75% 5/3/2029[6]	21,000	21,169
Vale Overseas, Ltd. 6.40% 6/28/2054	8,362	8,260
Veritiv Operating Co. 10.50% 11/30/2030[6]	2,165	2,295
		447,294
Information technology 2.26%
Accenture Capital, Inc. 4.50% 10/4/2034	4,181	4,042
Acuris Finance US, Inc. 9.00% 8/1/2029[6]	16,675	16,205
Amphenol Corp. 5.00% 1/15/2035	13,976	13,959
Amphenol Corp. 5.375% 11/15/2054	6,675	6,583
Analog Devices, Inc. 1.70% 10/1/2028	6,752	6,176
Analog Devices, Inc. 2.10% 10/1/2031	14,325	12,315
Analog Devices, Inc. 5.30% 4/1/2054	548	529
AppLovin Corp. 5.50% 12/1/2034	18,089	18,094
AppLovin Corp. 5.95% 12/1/2054	1,144	1,124
Broadcom, Inc. 5.15% 11/15/2031	8,371	8,493
Broadcom, Inc. 4.55% 2/15/2032	13,771	13,443
Broadcom, Inc. 3.419% 4/15/2033[6]	8,000	7,126
Broadcom, Inc. 3.469% 4/15/2034[6]	2,727	2,401
Broadcom, Inc. 4.80% 10/15/2034	13,863	13,538
Broadcom, Inc. 3.187% 11/15/2036[6]	5,996	4,924
Cisco Systems, Inc. 4.95% 2/26/2031	4,296	4,383
Cisco Systems, Inc. 5.05% 2/26/2034	28,839	29,237
Cisco Systems, Inc. 5.30% 2/26/2054	2,050	2,008
Cloud Software Group, Inc. 9.00% 9/30/2029[6]	14,175	14,147
Cloud Software Group, Inc. 8.25% 6/30/2032[6]	20,010	20,367
Cloud Software Group, Inc., Term Loan B1, (3-month USD CME Term SOFR + 3.50%) 7.799% 3/30/2029[5,9]	8,039	7,970
American Funds Strategic Bond Fund — Page 27 of 52

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
CommScope, LLC 7.125% 7/1/2028[6]	USD2,162	$1,915
Diebold Nixdorf, Inc. 7.75% 3/31/2030[6]	11,875	12,339
Entegris, Inc. 4.75% 4/15/2029[6]	9,885	9,538
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029[5,9,11]	2,886	2,900
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029[5,9,11]	76	76
Helios Software Holdings, Inc. 8.75% 5/1/2029[6]	16,850	16,787
ION Trading Technologies SARL 9.50% 5/30/2029[6]	14,210	14,335
Microchip Technology, Inc. 5.05% 2/15/2030	12,476	12,462
NCR Atleos Corp. 9.50% 4/1/2029[6]	14,074	15,273
Oracle Corp. 5.50% 8/3/2035	15,000	15,126
Oracle Corp. 3.60% 4/1/2050	5,000	3,476
Oracle Corp. 3.95% 3/25/2051	4,145	3,047
Roper Technologies, Inc. 4.90% 10/15/2034	16,164	15,806
ServiceNow, Inc. 1.40% 9/1/2030	5,590	4,719
Synopsys, Inc. 5.15% 4/1/2035	52,532	52,829
Synopsys, Inc. 5.70% 4/1/2055	26,329	26,161
Texas Instruments, Inc. 4.85% 2/8/2034	5,997	6,018
UKG, Inc. 6.875% 2/1/2031[6]	7,850	7,969
Unisys Corp. 6.875% 11/1/2027[6]	2,675	2,613
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (10.875% Cash and 2.00% PIK on 6/22/2025)[7,10,11]	12,264	12,019
		442,472
Consumer staples 1.95%
7-Eleven, Inc. 0.95% 2/10/2026[6]	6,625	6,414
Albertsons Companies, Inc. 3.50% 3/15/2029[6]	5,730	5,280
Altria Group, Inc. 5.625% 2/6/2035	7,386	7,456
Anheuser-Busch Companies, LLC 4.70% 2/1/2036	4,373	4,220
BAT Capital Corp. 2.726% 3/25/2031	5,000	4,430
BAT Capital Corp. 4.742% 3/16/2032	10,000	9,748
BAT Capital Corp. 6.421% 8/2/2033	5,707	6,094
BAT Capital Corp. 6.00% 2/20/2034	15,000	15,639
BAT Capital Corp. 5.625% 8/15/2035	22,092	22,190
BAT Capital Corp. 5.65% 3/16/2052	4,750	4,378
BAT Capital Corp. 7.081% 8/2/2053	11,800	12,985
Campbell’s Co. (The) 5.40% 3/21/2034	12,617	12,719
Campbell’s Co. (The) 4.75% 3/23/2035	15,001	14,379
Campbell’s Co. (The) 5.25% 10/13/2054	1,956	1,783
Coca-Cola Co. 5.00% 5/13/2034	4,545	4,638
Coca-Cola Co. 4.65% 8/14/2034	757	753
Coca-Cola Co. 5.30% 5/13/2054	533	522
Coca-Cola Co. 5.20% 1/14/2055	5,751	5,547
Coca-Cola Consolidated, Inc. 5.45% 6/1/2034	5,375	5,511
Constellation Brands, Inc. 4.35% 5/9/2027	11,513	11,468
Constellation Brands, Inc. 4.75% 5/9/2032	6,096	5,952
H.J. Heinz Co. 3.00% 6/1/2026	2,567	2,522
H.J. Heinz Co. 3.875% 5/15/2027	2,236	2,208
Hershey Co. 5.10% 2/24/2035	4,958	5,000
Imperial Brands Finance PLC 5.875% 7/1/2034[6]	16,377	16,602
Kroger Co. 5.00% 9/15/2034	2,709	2,648
American Funds Strategic Bond Fund — Page 28 of 52

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Kroger Co. 5.50% 9/15/2054	USD6,261	$5,910
Kronos Acquisition Holdings, Inc. 8.25% 6/30/2031[6]	5,860	5,205
Kronos Acquisition Holdings, Inc. 10.75% 6/30/2032[6]	7,975	6,053
Mars, Inc. 5.20% 3/1/2035[6]	26,888	27,033
Mars, Inc. 5.65% 5/1/2045[6]	6,205	6,222
Mars, Inc. 5.70% 5/1/2055[6]	11,531	11,530
Mars, Inc. 5.80% 5/1/2065[6]	1,905	1,911
Minerva Luxembourg SA 8.875% 9/13/2033[6]	10,745	11,437
Philip Morris International, Inc. 5.125% 11/17/2027	16,032	16,315
Philip Morris International, Inc. 5.75% 11/17/2032	1,634	1,711
Philip Morris International, Inc. 5.625% 9/7/2033	15,138	15,707
Philip Morris International, Inc. 5.25% 2/13/2034	9,950	10,047
Philip Morris International, Inc. 4.90% 11/1/2034	20,000	19,659
Post Holdings, Inc. 5.50% 12/15/2029[6]	4,000	3,892
Post Holdings, Inc. 4.625% 4/15/2030[6]	4,000	3,740
Post Holdings, Inc. 4.50% 9/15/2031[6]	10,920	9,901
Post Holdings, Inc. 6.375% 3/1/2033[6]	25,000	24,646
Target Corp. 4.50% 9/15/2034	5,419	5,215
Target Corp. 5.00% 4/15/2035	5,065	5,045
		382,265
Real estate 1.12%
Boston Properties, LP 6.50% 1/15/2034	11,823	12,473
Boston Properties, LP 5.75% 1/15/2035	18,868	18,686
Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031[6]	4,075	3,527
Crown Castle, Inc. 5.00% 1/11/2028	1,877	1,885
Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	1,364	1,391
Equinix, Inc. 3.40% 2/15/2052	4,370	2,967
ERP Operating, LP 4.65% 9/15/2034	1,376	1,319
FibraSOMA 4.375% 7/22/2031[6]	7,079	5,800
Fideicomiso Fibra Uno 7.70% 1/23/2032[6]	1,831	1,892
Fideicomiso Fibra Uno 8.25% 1/23/2037[6]	5,000	5,122
GLP Capital, LP 4.00% 1/15/2030	2,000	1,892
Hudson Pacific Properties, LP 4.65% 4/1/2029	182	138
Hudson Pacific Properties, LP 3.25% 1/15/2030	3,818	2,635
Iron Mountain, Inc. 5.00% 7/15/2028[6]	4,000	3,881
Kennedy-Wilson, Inc. 4.75% 3/1/2029	2,325	2,131
Kennedy-Wilson, Inc. 4.75% 2/1/2030	940	842
Kennedy-Wilson, Inc. 5.00% 3/1/2031	5,590	4,927
Kilroy Realty, LP 6.25% 1/15/2036	10,775	10,690
Mid-America Apartments, LP 4.95% 3/1/2035	2,500	2,440
MPT Operating Partnership, LP 5.00% 10/15/2027	2,055	1,859
MPT Operating Partnership, LP 8.50% 2/15/2032[6]	34,827	35,505
Prologis, LP 5.00% 3/15/2034	3,430	3,412
Prologis, LP 5.25% 3/15/2054	650	617
Public Storage Operating Co. 5.35% 8/1/2053	10,690	10,265
Service Properties Trust 4.95% 2/15/2027	6,850	6,676
Service Properties Trust 3.95% 1/15/2028	1,650	1,498
Service Properties Trust 8.375% 6/15/2029	9,390	9,395
Service Properties Trust 4.95% 10/1/2029	10,520	8,700
Service Properties Trust 4.375% 2/15/2030	7,365	5,697
Service Properties Trust 8.625% 11/15/2031[6]	5,145	5,431
Service Properties Trust 8.875% 6/15/2032	5,930	5,875
Simon Property Group, LP 4.75% 9/26/2034	5,055	4,852
American Funds Strategic Bond Fund — Page 29 of 52

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Sun Communities Operating, LP 2.30% 11/1/2028	USD4,193	$3,871
VICI Properties, LP 3.75% 2/15/2027[6]	955	935
VICI Properties, LP 3.875% 2/15/2029[6]	6,800	6,502
VICI Properties, LP 4.125% 8/15/2030[6]	2,645	2,493
VICI Properties, LP 5.125% 5/15/2032	19,250	18,858
VICI Properties, LP 5.625% 4/1/2035	2,023	2,013
		219,092
Total corporate bonds, notes & loans		6,769,571
U.S. Treasury bonds & notes 14.03% U.S. Treasury 8.54%
U.S. Treasury 3.875% 4/30/2025	1,978	1,977
U.S. Treasury 4.25% 1/31/2026	1,881	1,883
U.S. Treasury 1.875% 6/30/2026	566	552
U.S. Treasury 0.875% 9/30/2026	2,093	2,000
U.S. Treasury 1.625% 9/30/2026	385	372
U.S. Treasury 1.75% 12/31/2026	24,924	24,016
U.S. Treasury 4.25% 12/31/2026	11,585	11,646
U.S. Treasury 4.00% 1/15/2027	20,023	20,047
U.S. Treasury 3.875% 3/31/2027	885	885
U.S. Treasury 4.125% 10/31/2027	1,908	1,919
U.S. Treasury 3.875% 3/15/2028	17,603	17,601
U.S. Treasury 3.625% 3/31/2028	6,311	6,266
U.S. Treasury 4.875% 10/31/2028	2,631	2,715
U.S. Treasury 3.125% 11/15/2028	205	199
U.S. Treasury 4.375% 11/30/2028	2,439	2,477
U.S. Treasury 3.75% 12/31/2028	23,606	23,470
U.S. Treasury 4.00% 1/31/2029	19,971	20,029
U.S. Treasury 1.875% 2/28/2029[3]	47,310	43,838
U.S. Treasury 4.25% 2/28/2029	28,146	28,479
U.S. Treasury 4.125% 3/31/2029	5,593	5,634
U.S. Treasury 4.625% 4/30/2029	19,548	20,061
U.S. Treasury 4.00% 7/31/2029	205	206
U.S. Treasury 3.50% 9/30/2029	4,560	4,478
U.S. Treasury 4.125% 10/31/2029	142	143
U.S. Treasury 4.125% 11/30/2029	190	191
U.S. Treasury 4.375% 12/31/2029	46	47
U.S. Treasury 4.00% 3/31/2030	98,193	98,389
U.S. Treasury 1.375% 11/15/2031	4,248	3,587
U.S. Treasury 4.125% 3/31/2032	10,994	11,024
U.S. Treasury 2.875% 5/15/2032	367	339
U.S. Treasury 2.75% 8/15/2032	3,174	2,902
U.S. Treasury 4.125% 11/15/2032	17,130	17,158
U.S. Treasury 4.00% 2/15/2034	29,260	28,865
U.S. Treasury 4.375% 5/15/2034	2,621	2,657
U.S. Treasury 3.875% 8/15/2034	2,573	2,508
U.S. Treasury 4.25% 11/15/2034	35,601	35,707
U.S. Treasury 4.625% 2/15/2035	51,637	53,343
U.S. Treasury 4.375% 11/15/2039	40,700	40,503
U.S. Treasury 1.125% 8/15/2040	45,000	28,220
U.S. Treasury 1.875% 2/15/2041[3]	176,283	123,777
U.S. Treasury 2.25% 5/15/2041[3]	98,018	72,686
U.S. Treasury 2.75% 11/15/2042	50,082	38,974
American Funds Strategic Bond Fund — Page 30 of 52

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.875% 2/15/2043	USD1,690	$1,547
U.S. Treasury 4.375% 8/15/2043	1,867	1,820
U.S. Treasury 4.75% 11/15/2043	20,623	21,072
U.S. Treasury 4.50% 2/15/2044	1,315	1,299
U.S. Treasury 4.125% 8/15/2044	94	88
U.S. Treasury 4.75% 2/15/2045	5,694	5,799
U.S. Treasury 1.375% 8/15/2050[3]	29,660	15,113
U.S. Treasury 1.625% 11/15/2050[3]	66,000	35,929
U.S. Treasury 2.375% 5/15/2051	77,828	50,898
U.S. Treasury 3.625% 2/15/2053	15,719	13,241
U.S. Treasury 4.75% 11/15/2053	13,637	13,940
U.S. Treasury 4.25% 2/15/2054[3]	435,915	410,679
U.S. Treasury 4.625% 5/15/2054	15,499	15,546
U.S. Treasury 4.25% 8/15/2054[3]	291,661	275,278
U.S. Treasury 4.50% 11/15/2054	12,654	12,466
		1,676,485
U.S. Treasury inflation-protected securities 5.49%
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[14]	51,964	52,090
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034[3,14]	387,665	391,002
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050[14]	4,030	2,454
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[14]	408,731	234,478
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054[14]	63,831	61,076
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055[3,14]	332,148	335,332
		1,076,432
Total U.S. Treasury bonds & notes		2,752,917
Asset-backed obligations 5.16%
AB BSL CLO 2, Ltd., Series 2021-2, Class D, (3-month USD CME Term SOFR + 3.612%) 7.914% 4/15/2034[1,5,6]	1,500	1,508
AB BSL CLO, Ltd., Series 2023-4, Class A, (3-month USD CME Term SOFR + 2.00%) 6.293% 4/20/2036[1,5,6]	2,000	2,000
AB BSL CLO, Ltd., Series 2023-4, Class B, (3-month USD CME Term SOFR + 2.50%) 6.793% 4/20/2036[1,5,6]	500	500
ACHV ABS Trust, Series 2024-3AL, Class B, 5.45% 12/26/2031[1,6]	431	434
ACHV ABS Trust, Series 2024-3AL, Class C, 5.68% 12/26/2031[1,6]	374	376
ACHV ABS Trust, Series 2025-1PL, Class B, 5.04% 4/26/2032[1,6]	699	698
ACHV ABS Trust, Series 2025-1PL, Class C, 5.31% 4/26/2032[1,6]	1,104	1,103
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029[1,6]	904	903
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[1,6]	849	855
Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029[1,6]	834	840
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[1,6]	144	144
AGL CLO, Ltd., Series 2023-24, Class A1, (3-month USD CME Term SOFR + 2.00%) 6.30% 7/25/2036[1,5,6]	30,950	30,971
Allegro CLO, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.53%) 6.823% 1/19/2033[1,5,6]	1,500	1,502
American Credit Acceptance Receivables Trust, Series 2024-1, Class B, 5.60% 11/12/2027[1,6]	139	139
American Credit Acceptance Receivables Trust, Series 2024-2, Class B, 6.10% 12/13/2027[1,6]	648	652
American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028[1,6]	7,964	7,971
American Credit Acceptance Receivables Trust, Series 2022-3, Class D, 5.83% 10/13/2028[1,6]	413	415
American Credit Acceptance Receivables Trust, Series 2025-1, Class B, 4.90% 3/12/2029[1,6]	220	221
American Credit Acceptance Receivables Trust, Series 2024-1, Class C, 5.63% 1/14/2030[1,6]	878	883
American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030[1,6]	2,398	2,467
American Funds Strategic Bond Fund — Page 31 of 52

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
American Credit Acceptance Receivables Trust, Series 2024-1, Class D, 5.86% 5/13/2030[1,6]	USD592	$600
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031[1,6]	102	102
American Credit Acceptance Receivables Trust, Series 2025-1, Class D, 5.54% 8/12/2031[1,6]	1,500	1,510
American Money Management Corp., Series 2016-18, Class BR, (3-month USD CME Term SOFR + 1.862%) 6.18% 5/26/2031[1,5,6]	1,000	1,002
American Money Management Corp., CLO, Series 2022-25A, Class DR, (3-month USD CME Term SOFR + 3.25%) 7.552% 4/15/2035[1,5,6]	1,143	1,143
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class D, 1.49% 9/18/2026[1]	7,032	7,021
Apidos CLO, Ltd., Series 2023-45, Class D, (3-month USD CME Term SOFR + 5.20%) 9.50% 4/26/2036[1,5,6]	800	802
Apollo Aviation Securitization Equity Trust., Series 25-1A, Class A, 5.943% 2/16/2050[1,6]	248	251
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029[1,6]	2,132	2,128
Avant Credit Card Master Trust, Series 2024-2A, Class D, 8.98% 5/15/2029[1,6]	7,000	7,013
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027[1,6]	5,911	5,983
Babson CLO, Ltd., Series 2021-3, Class A, (3-month USD CME Term SOFR + 1.412%) 5.705% 1/18/2035[1,5,6]	1,500	1,501
Bain Capital Credit CLO, Ltd., Series 2023-3, Class D, (3-month USD CME Term SOFR + 5.25%) 9.547% 7/24/2036[1,5,6]	500	506
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 9/17/2031[1,6]	2,620	2,610
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17% 9/17/2031[1,6]	7,500	7,483
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 11/17/2033[1,6]	4,000	3,859
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034[1,6]	7,401	7,222
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class C, 2.24% 10/17/2034[1,6]	8,400	7,910
Barings Middle Market CLO, Ltd., Series 2021-I, Class A1, ((3-month USD CME Term SOFR + 0.262%) + 1.55%) 6.105% 7/20/2033[1,5,6]	3,500	3,504
Battalion CLO, Ltd., Series 2018-12A, Class DRR, (3-month USD CME Term SOFR + 2.60%) 6.923% 05/17/2031[1,5,6]	2,083	2,077
Battalion CLO, Ltd., Series 2021-17A, Class D, (3-month USD CME Term SOFR + 3.512%) 7.805% 3/9/2034[1,5,6]	1,000	997
Battalion CLO, Ltd., Series 2017-11A, Class BR, (3-month USD CME Term SOFR + 1.982%) 6.278% 4/24/2034[1,5,6]	332	332
Birch Grove CLO, Ltd., Series 2023-6, Class A1, (3-month USD CME Term SOFR + 2.20%) 6.493% 7/20/2035[1,5,6]	41,465	41,549
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[1,6]	1,321	1,230
Blue Owl Asset Leasing Trust, Series 2024-1A, Class C, 6.38% 1/15/2031[1,6]	100	102
Bluemountain CLO, Ltd., Series 2014-2, Class CR2, (3-month USD CME Term SOFR + 2.462%) 6.755% 10/20/2030[1,5,6]	700	701
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05% 7/15/2027[1,6]	605	611
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A2, 6.68% 7/15/2027[1,6]	2,166	2,181
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028[1]	160	161
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class B, 4.92% 3/15/2029[1]	1,420	1,426
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029[1]	295	298
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class D, 6.03% 11/15/2029[1]	572	583
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class D, 5.83% 5/15/2030[1]	8,644	8,776
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039[1,6]	5,834	5,804
CarMax Select Receivables Trust, Series 2024-A, Class C, 5.62% 1/15/2030[1]	572	580
CarMax Select Receivables Trust, Series 2024-A, Class D, 6.27% 12/16/2030[1]	868	887
Carvana Auto Receivables Trust, Series 2024-N3, Class C, 4.90% 12/10/2030[1,6]	500	501
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,6]	6,929	6,312
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[1,6]	1,083	1,041
American Funds Strategic Bond Fund — Page 32 of 52

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050[1,6]	USD29,205	$29,419
CCG Receivables Trust, Series 2025-1, Class D, 5.28% 10/14/2032[1,6]	301	303
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,6]	3,854	3,804
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,6]	596	547
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[1,6]	97	96
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,6]	4,456	4,261
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062[1,6]	15,188	15,262
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062[1,6]	2,905	2,924
CFG Investments, Ltd., Series 2025-1, Class A, 6.47% 3/25/2036[1,6]	821	824
CFG Investments, Ltd., Series 2025-1, Class B, 9.16% 3/25/2036[1,6]	159	160
CFG Investments, Ltd., Series 2025-1, Class C, 12.72% 3/25/2036[1,6]	400	403
Chase Auto Owner Trust, Series 2024-5A, Class A4, 4.15% 3/25/2030[1,6]	1,735	1,718
CIFC Funding, Ltd., CLO, Series 2019-5A, Class A1R1, (3-month USD CME Term SOFR + 1.402%) 5.704% 1/15/2035[1,5,6]	500	500
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 9/15/2045[1,6]	577	544
CLI Funding VI, LLC, Series 2020-1A, Class B, 3.62% 9/18/2045[1,6]	1,080	1,019
Cook Park CLO, Ltd., Series 2018-1A, Class B, (3-month USD CME Term SOFR + 1.662%) 5.964% 4/17/2030[1,5,6]	500	500
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028[1,6]	100	101
CPS Auto Receivables Trust, Series 2023-A, Class C, 5.54% 4/16/2029[1,6]	351	352
CPS Auto Receivables Trust, Series 2023-A, Class D, 6.44% 4/16/2029[1,6]	526	536
CPS Auto Receivables Trust, Series 2023-C, Class C, 6.27% 10/15/2029[1,6]	689	698
CPS Auto Receivables Trust, Series 2023-C, Class D, 6.77% 10/15/2029[1,6]	622	642
CPS Auto Receivables Trust, Series 2022-C, Class C, 5.28% 4/15/2030[1,6]	146	146
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030[1,6]	100	101
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030[1,6]	100	102
CPS Auto Receivables Trust, Series 2022-C, Class D, 6.45% 4/15/2030[1,6]	1,013	1,029
CPS Auto Receivables Trust, Series 2022-D, Class E, 12.12% 6/17/2030[1,6]	4,000	4,467
CPS Auto Trust, Series 2024-A, Class E, 8.42% 8/15/2031[1,6]	2,700	2,817
CPS Auto Trust, Series 2024-C, Class E, 8.04% 3/15/2032[1,6]	3,625	3,733
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class D, 6.63% 12/15/2032[1,6]	3,000	3,019
Credit Acceptance Auto Loan Trust, Series 2023-3, Class B, 7.09% 10/17/2033[1,6]	212	218
Credit Acceptance Auto Loan Trust, Series 2023-3, Class C, 7.62% 12/15/2033[1,6]	245	256
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031[1,6]	5,772	5,857
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030[1,6]	1,272	1,290
Daimler Trucks Retail Trust, Series 2024-1, Class A2, 5.60% 4/15/2026[1]	3,662	3,668
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027[1]	16,134	16,282
Diameter Capital CLO, Series 2023-5, Class A1, (3-month USD CME Term SOFR + 1.85%) 6.152% 10/15/2036[1,5,6]	1,667	1,673
Diameter Capital CLO, Series 2023-5, Class A2, (3-month USD CME Term SOFR + 2.40%) 6.702% 10/15/2036[1,5,6]	1,714	1,723
Drive Auto Receivables Trust, Series 2024-1, Class A2, 5.83% 12/15/2026[1]	558	558
Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.35% 2/15/2028[1]	6,259	6,269
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029[1]	5,477	5,511
Drive Auto Receivables Trust, Series 2024-2, Class B, 4.52% 7/16/2029[1]	474	473
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031[1]	703	714
Drive Auto Receivables Trust, Series 2024-2, Class C, 4.67% 5/17/2032[1]	464	463
Drive Auto Receivables Trust, Series 2024-2, Class D, 4.94% 5/17/2032[1]	1,065	1,056
DriveTime Auto Owner Trust, Series 2023-1, Class C, 5.55% 10/16/2028[1,6]	400	402
DriveTime Auto Owner Trust, Series 2023-1, Class D, 6.44% 11/15/2028[1,6]	1,125	1,143
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029[1,6]	524	534
DriveTime Auto Owner Trust, Series 2023-3, Class D, 7.12% 5/15/2029[1,6]	541	559
Dryden Senior Loan Fund, CLO, Series 2022-98, Class D, (3-month USD CME Term SOFR + 3.10%) 7.393% 4/20/2035[1,5,6]	300	295
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[1,6]	2,325	2,148
American Funds Strategic Bond Fund — Page 33 of 52

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029[1,6]	USD134	$135
Exeter Automobile Receivables Trust, Series 2022-6, Class B, 6.03% 8/16/2027[1]	30	30
Exeter Automobile Receivables Trust, Series 2023-3A, Class B, 6.11% 9/15/2027[1]	105	105
Exeter Automobile Receivables Trust, Series 2023-4A, Class B, 6.31% 10/15/2027[1]	455	457
Exeter Automobile Receivables Trust, Series 2022-6, Class C, 6.32% 5/15/2028[1]	1,422	1,432
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028[1]	125	126
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[1]	1,165	1,157
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3, 4.67% 8/15/2028[1]	588	589
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028[1]	327	328
Exeter Automobile Receivables Trust, Series 2023-4A, Class C, 6.51% 8/15/2028[1]	695	705
Exeter Automobile Receivables Trust, Series 2022-4A, Class D, 5.98% 12/15/2028[1]	316	319
Exeter Automobile Receivables Trust, Series 2022-6, Class D, 8.03% 4/6/2029[1]	430	447
Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68% 4/16/2029[1]	226	231
Exeter Automobile Receivables Trust, Series 2024-2A, Class C, 5.74% 5/15/2029[1]	1,360	1,378
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69% 6/15/2029[1]	725	740
Exeter Automobile Receivables Trust, Series 2025-1A, Class B, 4.91% 8/15/2029[1]	1,768	1,779
Exeter Automobile Receivables Trust, Series 2025-2A, Class B, 4.92% 9/17/2029[1]	8,879	8,919
Exeter Automobile Receivables Trust, Series 2023-4A, Class D, 6.95% 12/17/2029[1]	991	1,019
Exeter Automobile Receivables Trust, Series 2024-2A, Class D, 5.92% 2/15/2030[1]	1,834	1,869
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030[1]	339	342
Exeter Automobile Receivables Trust, Series 2024-1, Class D, 5.84% 6/17/2030[1]	1,644	1,656
Exeter Automobile Receivables Trust, Series 2023-1A, Class E, 12.07% 9/16/2030[1,6]	6,737	7,693
Exeter Automobile Receivables Trust, Series 2023-2A, Class E, 9.75% 11/15/2030[1,6]	3,697	4,003
Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81% 12/16/2030[1]	5,589	5,649
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031[1,6]	2,028	2,205
Exeter Automobile Receivables Trust, Series 2023-4A, Class E, 9.57% 2/18/2031[1,6]	2,408	2,596
Exeter Automobile Receivables Trust, Series 2025-1A, Class C, 5.09% 5/15/2031[1]	2,705	2,729
Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.49% 5/15/2031[1]	1,411	1,423
Exeter Automobile Receivables Trust, Series 2023-5A, Class E, 9.58% 6/16/2031[1,6]	4,052	4,386
Exeter Automobile Receivables Trust, Series 2024-1, Class E, 7.89% 8/15/2031[1,6]	4,029	4,083
Exeter Automobile Receivables Trust, Series 2024-2A, Class E, 7.98% 10/15/2031[1,6]	1,154	1,176
Exeter Automobile Receivables Trust, Series 2024-4A, Class E, 7.65% 2/17/2032[1,6]	10,020	10,086
Exeter Automobile Receivables Trust, Series 2025-1A, Class E, 7.48% 9/15/2032[1,6]	2,471	2,449
Exeter Automobile Receivables Trust, Series 2025-2A, Class E, 7.81% 10/15/2032[1,6]	1,576	1,593
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[1,6]	9,544	9,350
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029[1,6]	214	216
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029[1,6]	99	101
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029[1,6]	67	67
Ford Credit Auto Owner Trust, Series 2024-C, Class A4, 4.11% 7/15/2030[1]	2,967	2,946
Fortress Credit BSL, Ltd., Series 2019-2A, Class CR, (3-month USD CME Term SOFR + 2.00%) 6.38% 10/20/2032[1,5,6]	1,750	1,753
Fortress Credit BSL, Ltd., Series 2019-2A, Class DR, (3-month USD CME Term SOFR + 2.85%) 7.143% 10/20/2032[1,5,6]	2,120	2,120
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[1,6]	3,383	3,104
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046[1,6]	192	175
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[1,6]	1,164	1,131
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[1,6]	2,281	2,152
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040[1,6]	1,176	1,128
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/2028[1,6]	989	995
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[1,6]	122	124
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029[1,6]	110	113
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029[1,6]	633	643
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029[1,6]	610	623
GLS Auto Receivables Trust, Series 2023-3, Class E, 9.27% 8/15/2030[1,6]	1,900	2,026
GLS Auto Receivables Trust, Series 2023-4, Class E, 9.72% 8/15/2030[1,6]	1,430	1,549
American Funds Strategic Bond Fund — Page 34 of 52

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
GLS Auto Receivables Trust, Series 2024-2, Class E, 7.98% 5/15/2031[1,6]	USD1,170	$1,200
GLS Auto Receivables Trust, Series 2024-4A, Class E, 7.51% 8/15/2031[1,6]	2,010	2,030
GLS Auto Receivables Trust, Series 2025-1A, Class E, 7.19% 3/15/2032[1,6]	283	281
GLS Auto Select Receivables Trust, Series 24-3A, Class B, 5.64% 8/15/2030[1,6]	850	874
GLS Auto Select Receivables Trust, Series 24-3A, Class C, 5.92% 8/15/2030[1,6]	1,000	1,028
GLS Auto Select Receivables Trust, Series 2024-4A, Class B, 4.50% 11/15/2030[1,6]	153	153
GLS Auto Select Receivables Trust, Series 2024-4A, Class C, 4.75% 11/15/2030[1,6]	67	67
GLS Auto Select Receivables Trust, Series 2025-1A, Class C, 5.26% 3/15/2031[1,6]	180	182
GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.28% 10/15/2031[1,6]	75	74
GLS Auto Select Receivables Trust, Series 2025-1A, Class D, 5.74% 4/15/2032[1,6]	194	196
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037[1,6]	23,821	23,843
Golub Capital Partners CLO, Ltd., Series 2021-57, Class A1, (3-month USD CME Term SOFR + 1.752%) 6.052% 10/25/2034[1,5,6]	3,420	3,426
HalseyPoint CLO, Ltd., Series 2023-7, Class B, (3-month USD CME Term SOFR + 2.95%) 7.243% 7/20/2036[1,5,6]	1,500	1,507
Harbor Park CLO, Ltd., Series 2018-1, Class D, (3-month USD CME Term SOFR + 3.162%) 7.455% 1/20/2031[1,5,6]	400	399
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[1,6,8]	20,116	20,116
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027[1,6]	4,450	4,519
Hertz Vehicle Financing III, LLC, Series 2023-3, Class B, 6.53% 2/25/2028[1,6]	1,000	1,020
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028[1,6]	6,036	5,696
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028[1,6]	14,209	13,555
Hertz Vehicle Financing, LLC, Series 2022-1A, Class C, 2.63% 6/25/2026[1,6]	1,747	1,737
Hertz Vehicle Financing, LLC, Series 2023-1A, Class B, 6.22% 6/25/2027[1,6]	1,250	1,261
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[1,6]	10,573	10,105
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[1,6]	3,950	3,767
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[1,6]	2,477	2,348
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029[1,6]	1,690	1,714
Hertz Vehicle Financing, LLC, Series 2024-1A, Class B, 6.12% 1/25/2029[1,6]	941	959
Hertz Vehicle Financing, LLC, Series 2024-1A, Class C, 6.70% 1/25/2029[1,6]	569	579
Hertz Vehicle Financing, LLC, Series 2024-1A, Class D, 9.22% 1/25/2029[1,6]	2,895	2,944
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029[1,6]	100	100
Hertz Vehicle Financing, LLC, Series 2025-1A, Class B, 5.45% 9/25/2029[1,6]	6,035	6,078
Hertz Vehicle Financing, LLC, Series 2025-1A, Class C, 6.03% 9/25/2029[1,6]	8,358	8,401
Hertz Vehicle Financing, LLC, Series 2025-1A, Class D, 7.98% 9/25/2029[1,6]	3,784	3,794
Hertz Vehicle Financing, LLC, Series 2024-2A, Class D, 9.41% 1/27/2031[1,6]	2,250	2,360
Hertz Vehicle Financing, LLC, Series 2025-2A, Class C, 6.40% 9/25/2031[1,6]	9,707	9,813
Hertz Vehicle Financing, LLC, Series 2025-2A, Class D, 8.34% 9/25/2031[1,6]	3,525	3,538
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049[1,6]	8,953	8,870
Huntington National Bank (The), Series 2024-2, Class B1, 5.442% 10/20/2032[1,6]	1,534	1,542
Invitation Homes Trust, Series 2024-SFR1, Class D, 4.25% 9/17/2041[1,6]	435	411
Invitation Homes Trust, Series 2024-SFR1, Class F, 4.50% 9/17/2041[1,6]	2,038	1,821
Invitation Homes Trust, Series 2024-SFR1, Class E, 4.50% 9/17/2041[1,6]	1,161	1,086
Jamestown CLO, Ltd., Series 2018-11, Class A2, (3-month USD CME Term SOFR + 1.962%) 6.249% 7/14/2031[1,5,6]	500	500
Jamestown CLO, Ltd., Series 2021-16A, Class CR, (3-month USD CME Term SOFR + 1.95%) 6.25% 7/25/2034[1,5,6]	740	742
Jamestown CLO, Ltd., Series 2021-16A, Class DR, (3-month USD CME Term SOFR + 3.05%) 7.35% 7/25/2034[1,5,6]	1,000	995
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[1,6]	3,005	3,009
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[1,6]	207	209
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028[1,6]	510	513
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028[1,6]	586	597
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028[1,6]	1,127	1,136
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028[1,6]	493	505
American Funds Strategic Bond Fund — Page 35 of 52

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
LAD Auto Receivables Trust, Series 2024-1, Class B, 5.33% 2/15/2029[1,6]	USD447	$452
LAD Auto Receivables Trust, Series 2024-1, Class C, 5.64% 6/15/2029[1,6]	541	549
LAD Auto Receivables Trust, Series 2024-3A, Class B, 4.74% 1/15/2030[1,6]	446	445
LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.93% 3/15/2030[1,6]	161	160
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030[1,6]	656	669
LAD Auto Receivables Trust, Series 2023-1, Class D, 7.30% 6/17/2030[1,6]	219	224
LAD Auto Receivables Trust, Series 2023-3, Class D, 6.92% 12/16/2030[1,6]	334	345
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031[1,6]	1,712	1,737
LAD Auto Receivables Trust, Series 2024-1, Class D, 6.15% 6/16/2031[1,6]	333	340
LAD Auto Receivables Trust, Series 2024-2, Class D, 6.37% 10/15/2031[1,6]	149	153
LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.18% 2/17/2032[1,6]	97	96
Lendbuzz Securitization Trust, Series 2025-1A, Class B, 5.47% 11/15/2030[1,6]	4,299	4,347
Marble Point CLO XIX, Ltd., Series 2020-3, Class DR, (3-month USD CME Term SOFR + 4.00%) 8.293% 1/19/2034[1,5,6]	1,500	1,501
Marble Point CLO XXIII, Ltd., Series 2021-4, Class C1, (3-month USD CME Term SOFR + 2.862%) 7.152% 1/22/2035[1,5,6]	435	435
Marble Point CLO, Ltd., Series 2019-1A, Class DR2, (3-month USD CME Term SOFR + 3.00%) 7.29% 7/23/2032[1,5,6]	1,930	1,926
Marble Point CLO, Ltd., Series 2019-2, Class D1R, (3-month USD CME Term SOFR + 3.662%) 7.955% 11/16/2034[1,5,6]	1,000	1,003
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037[1,6]	822	828
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56% 7/20/2029[1,6]	1,087	1,103
Mission Lane Credit Card Master Trust, Series 2023-B, Class D, 11.97% 11/15/2028[1,6]	5,000	5,042
Mission Lane Credit Card Master Trust, Series 2023-B, Class E, 15.56% 11/15/2028[1,6]	5,000	5,035
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[1,6]	322	325
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029[1,6]	318	322
Mission Lane Credit Card Master Trust, Series 2024-A, Class E, 13.69% 8/15/2029[1,6]	5,000	5,127
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[1,6]	5,232	4,872
Navigator Aircraft ABS, Ltd., Series 2021-1, Class B, 3.571% 11/15/2046[1,6]	3,568	3,327
Nelnet Student Loan Trust, Series 2021-CA, Class C, 3.36% 4/20/2062[1,6]	5,313	4,566
Nelnet Student Loan Trust, Series 2021-CA, Class D, 4.44% 4/20/2062[1,6]	11,333	9,918
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,6]	45,059	42,088
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class B1, 2.41% 10/20/2061[1,6]	6,036	5,526
Oak Hill Credit Partners, CLO, Series 2023-15, Class B1, (3-month USD CME Term SOFR + 2.50%) 6.793% 4/20/2035[1,5,6]	250	250
Ocean Trails CLO, Series 2021-11A, Class DR, (3-month USD CME Term SOFR + 3.10%) 7.405% 7/20/2034[1,5,6]	1,000	1,002
OCP CLO, Ltd., Series 2019-16A, Class AR, (3-month USD CME Term SOFR + 1.262%) 5.551% 4/10/2033[1,5,6]	3,121	3,126
OCP CLO, Ltd., Series 2023-28, Class D, (3-month USD CME Term SOFR + 5.35%) 9.658% 7/16/2036[1,5,6]	500	505
OnDeck Asset Securitization Trust, LLC, Series 2023-1A, Class B, 8.25% 8/19/2030[1,6]	1,122	1,155
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[1,6]	10,643	10,743
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031[1,6]	652	665
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class C, 8.99% 6/17/2031[1,6]	474	490
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031[1,6]	427	425
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class B, 5.42% 10/17/2031[1,6]	100	100
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class C, 7.03% 10/17/2031[1,6]	283	284
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class A, 5.08% 4/19/2032[1,6]	296	297
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class B, 5.52% 4/19/2032[1,6]	146	147
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[1,6]	1,852	1,806
Oportun Funding, LLC, Series 2021-B, Class B, 1.96% 5/8/2031[1,6]	1,407	1,373
Oportun Funding, LLC, Series 2022-A, Class B, 5.25% 6/9/2031[1,6]	1,000	1,000
Orion CLO, Ltd., Series 2023-1, Class C, (3-month USD CME Term SOFR + 3.25%) 7.55% 10/25/2036[1,5,6]	1,400	1,411
American Funds Strategic Bond Fund — Page 36 of 52

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Orion CLO, Ltd., Series 2023-1, Class D, (3-month USD CME Term SOFR + 5.15%) 9.45% 10/25/2036[1,5,6]	USD1,703	$1,724
Palmer Square Loan Funding, CLO, Series 2022-1A, Class A1, (3-month USD CME Term SOFR + 1.05%) 5.352% 4/15/2030[1,5,6]	387	387
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class C, (3-month USD CME Term SOFR + 2.50%) 6.95% 1/15/2033[1,5,6]	1,608	1,600
Park Avenue Institutional Advisers CLO, Series 2017-AR, Class A2R, (3-month USD CME Term SOFR + 1.812%) 6.13% 2/14/2034[1,5,6]	1,000	1,001
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[1,6]	7,728	7,716
Pikes Peak CLO, Series 2023-14, Class A1, (3-month USD CME Term SOFR + 1.95%) 6.243% 4/20/2036[1,5,6]	3,000	3,001
Pikes Peak CLO, Series 2023-14, Class C, (3-month USD CME Term SOFR + 3.30%) 7.593% 4/20/2036[1,5,6]	214	214
Pikes Peak CLO, Series 2023-14, Class D, (3-month USD CME Term SOFR + 5.45%) 9.743% 4/20/2036[1,5,6]	500	501
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039[1,6]	468	462
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039[1,6]	398	402
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 0%) 6.019% 9/15/2039[1,5,6]	162	161
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A2A, 4.84% 1/20/2027[1,6]	10,193	10,204
Post Road Equipment Finance, Series 2025-1A, Class A2, 4.90% 5/15/2031[1,6]	5,724	5,743
PPM CLO 2, Ltd., Series 2019-2, Class CR2, (3-month USD CME Term SOFR + 2.80%) 7.108% 4/16/2037[1,5,6]	1,000	1,004
Prestige Auto Receivables Trust, Series 2024-1, Class B, 5.71% 5/15/2028[1,6]	235	236
Prestige Auto Receivables Trust, Series 2024-1, Class D, 6.21% 2/15/2030[1,6]	421	430
Prestige Auto Receivables Trust, Series 2023-1A, Class E, 9.88% 5/15/2030[1,6]	2,000	2,132
Prestige Auto Receivables Trust, Series 2024-1, Class E, 7.94% 4/15/2031[1,6]	682	697
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 5.685% 7/25/2051[1,5,6]	464	465
RAD CLO, Ltd., Series 2019-4, Class DR, (3-month USD CME Term SOFR + 3.25%) 7.55% 4/25/2032[1,5,6]	1,000	1,001
RAD CLO, Ltd., Series 2023-20, Class D, (3-month USD CME Term SOFR + 5.00%) 9.293% 7/20/2036[1,5,6]	870	876
Reach Financial, LLC, Series 2024-2, Class B, 5.84% 7/15/2031[1,6]	1,461	1,480
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031[1,6]	445	447
Regatta XXIII Funding, Ltd., Series 2021-4, Class A1, (3-month USD CME Term SOFR + 1.412%) 5.705% 1/20/2035[1,5,6]	800	801
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[1,6]	2,191	2,192
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class B, 6.58% 11/25/2030[1,6]	7,757	7,789
Rockford Tower CLO, Ltd., Series 2021-1, Class D, (3-month USD CME Term SOFR + 3.262%) 7.555% 7/20/2034[1,5,6]	1,191	1,191
Romark CLO, Ltd., Series 2018-1, Class A1, (3-month USD CME Term SOFR + 1.292%) 5.585% 4/20/2031[1,5,6]	175	175
RRAM, CLO, Series 2021-14, Class A1, (3-month USD CME Term SOFR + 1.382%) 5.684% 4/15/2036[1,5,6]	1,500	1,502
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[1]	76	76
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3, 5.75% 4/15/2027[1]	45	45
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027[1]	6,205	6,218
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[1]	3,626	3,640
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/16/2028[1]	3,071	3,068
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23% 12/15/2028[1]	531	534
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45% 3/15/2030[1]	118	119
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[1]	5,972	6,129
SCF Equipment Trust, LLC, Series 2025-1A, Class D, 5.88% 11/20/2035[1,6]	216	221
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031[1,6]	297	299
Securitized Term Auto Receivables Trust, Series 2025-A, Class C, 5.185% 7/25/2031[1,6]	635	638
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A2, 4.71% 5/22/2028[1,6]	15,687	15,697
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class B, 4.76% 11/20/2031[1,6]	2,770	2,773
SLAM, LLC, Series 2024-1A, Class A, 5.335% 9/15/2049[1,6]	18,535	18,414
American Funds Strategic Bond Fund — Page 37 of 52

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
SMB Private Education Loan Trust, Series 2023-C, Class B, 6.36% 11/15/2052[1,6]	USD455	$474
SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86% 1/15/2053[1,6]	1,186	1,054
SMB Private Education Loan Trust, Series 2021-A, Class D2, 3.86% 1/15/2053[1,6]	1,186	1,054
SMB Private Education Loan Trust, Series 2023-D, Class D, 8.87% 9/15/2053[1,6]	2,106	2,257
SMB Private Education Loan Trust, Series 2022-A, Class D, 4.75% 11/16/2054[1,6]	2,483	2,353
SMB Private Education Loan Trust, Series 2022-B, Class D, 5.95% 2/16/2055[1,6]	3,166	3,135
SMB Private Education Loan Trust, Series 2024-A, Class D, 8.22% 3/15/2056[1,6]	7,896	8,276
SMB Private Education Loan Trust, Series 2023-B, Class D, 7.56% 10/16/2056[1,6]	5,000	5,125
SMB Private Education Loan Trust, Series 2022-D, Class D, 7.23% 10/15/2058[1,6]	3,000	3,037
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[1,6]	5,733	5,298
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[1,6]	1,807	1,736
Steele Creek CLO, Ltd., Series 2019-1A, Class DRR, (3-month USD CME Term SOFR + 3.00%) 7.299% 4/15/2032[1,5,6]	1,000	1,002
Steele Creek CLO, Ltd., Series 2019-2A, Class DR, (3-month USD CME Term SOFR + 2.80%) 7.118% 7/15/2032[1,5,6]	2,230	2,225
Stellar Jay Ireland Dac, Series 2021-1, Class B, 5.926% 10/15/2041[1,6]	9,756	9,601
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[1,6]	6,960	6,727
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[1,6]	395	378
Stonepeak Infrastructure Partners, Series 2021-1A, Class B, 3.821% 2/28/2033[1,6]	3,766	3,590
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054[1,6]	11,485	11,341
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054[1,6]	13,215	13,141
Subway Funding, LLC, Series 2024-3, Class A23, 5.914% 7/30/2054[1,6]	13,341	13,206
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[1,6]	1,772	1,709
Sycamore Tree CLO, Ltd., Series 2024-5, Class C, (3-month USD CME Term SOFR + 2.75%) 7.043% 4/20/2036[1,5,6]	667	667
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[1]	11,791	11,955
TAL Advantage V, LLC, Series 2020-1, Class B, 3.29% 9/20/2045[1,6]	396	375
Textainer Marine Containers, Ltd., Series 2020-1A, Class B, 4.94% 8/21/2045[1,6]	1,091	1,075
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045[1,6]	2,334	2,193
The Huntington National Bank, Series 2025-1, Class B, 4.957% 3/21/2033[1,6]	1,085	1,083
TICP CLO, Ltd., Series 2018-12, Class DR, (3-month USD CME Term SOFR + 3.562%) 7.864% 7/15/2034[1,5,6]	1,000	1,006
Trinitas CLO, Ltd., Series 2020-12, Class A1R, (3-month USD CME Term SOFR + 1.37%) 5.67% 4/25/2033[1,5,6]	9,968	9,983
Trinitas CLO, Ltd., Series 2020-12, Class CR, (3-month USD CME Term SOFR + 2.60%) 6.90% 4/25/2033[1,5,6]	1,500	1,503
Trinitas CLO, Ltd., Series 2023-22A, Class D, (3-month USD CME Term SOFR + 6.19%) 10.483% 7/20/2036[1,5,6]	500	505
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[1,6]	852	788
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045[1,6]	3,065	2,900
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[1,6]	449	406
Trysail CLO, Ltd., Series 2021-1, Class C, (3-month USD CME Term SOFR + 2.662%) 6.955% 7/20/2032[1,5,6]	1,500	1,503
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032[1,6]	515	516
United Auto Credit Securitization Trust, Series 2024-1, Class B, 6.57% 6/10/2027[1,6]	1,463	1,470
United Auto Credit Securitization Trust, Series 2025-1, Class B, 5.05% 2/10/2028[1,6]	839	840
United Auto Credit Securitization Trust, Series 2024-1, Class C, 7.06% 10/10/2029[1,6]	1,560	1,578
United Auto Credit Securitization Trust, Series 2024-1, Class D, 8.30% 11/12/2029[1,6]	4,000	4,104
United Auto Credit Securitization Trust, Series 2025-1, Class C, 5.15% 6/10/2030[1,6]	1,046	1,048
Valley Stream Park CLO, Ltd., Series 2022-1A, Class ARR, (3-month USD CME Term SOFR + 1.19%) 5.483% 1/20/2037[1,5,6]	20,000	19,963
Verdant Receivables, LLC, Series 2024-1, Class C, 6.25% 12/12/2031[1,6]	210	215
Vibrant CLO, Ltd., Series 2021-12, Class BR, (3-month USD CME Term SOFR + 2.50%) 6.793% 4/20/2034[1,5,6]	897	898
Vibrant CLO, Ltd., Series 2021-12, Class C1R, (3-month USD CME Term SOFR + 3.75%) 8.043% 4/20/2034[1,5,6]	3,287	3,293
American Funds Strategic Bond Fund — Page 38 of 52

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Vibrant CLO, Ltd., Series 2023-16, Class A2, (3-month USD CME Term SOFR + 2.80%) 7.102% 4/15/2036[1,5,6]	USD1,000	$1,001
Voya CLO, Ltd., Series 2018-3, Class CR2, (3-month USD CME Term SOFR + 2.35%) 6.652% 10/15/2031[1,5,6]	2,000	2,003
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028[1,6]	72	73
Westlake Automobile Receivables Trust, Series 2024-1, Class B, 5.55% 11/15/2027[1,6]	496	500
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 6.44% 12/15/2027[1,6]	1,606	1,617
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[1,6]	212	213
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028[1,6]	412	416
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[1,6]	483	491
Westlake Automobile Receivables Trust, Series 2023-1, Class D, 6.79% 11/15/2028[1,6]	1,207	1,238
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029[1,6]	521	526
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029[1,6]	269	277
Westlake Automobile Receivables Trust, Series 2024-1, Class D, 6.02% 10/15/2029[1,6]	700	713
Westlake Flooring Master Trust, Series 2024-1, Class A, 5.43% 2/15/2028[1,6]	4,470	4,503
Wind River CLO, Ltd., Series 2023-1, Class B, (3-month USD CME Term SOFR + 2.50%) 6.80% 4/25/2036[1,5,6]	750	751
Wind River CLO, Ltd., Series 2023-1, Class C1, (3-month USD CME Term SOFR + 3.50%) 7.80% 4/25/2036[1,5,6]	500	501
		1,011,804
Bonds & notes of governments & government agencies outside the U.S. 3.42%
Angola (Republic of) 9.50% 11/12/2025	5,570	5,577
Angola (Republic of) 8.00% 11/26/2029	6,000	5,334
Argentine Republic 1.00% 7/9/2029	145	112
Argentine Republic 4.125% 7/9/2035 (4.75% on 7/9/2027)[7]	16,951	10,633
Bank Gospodarstwa Krajowego 5.75% 7/9/2034[6]	25,000	25,507
Brazil (Federative Republic of) 6.00% 8/15/2040[14]	BRL59,581	9,068
Brazil (Federative Republic of) 6.00% 8/15/2050[14]	1,097,294	162,213
Brazil (Federative Republic of) 6.00% 5/15/2055[14]	9,803	1,437
Brazil (Federative Republic of) 6.00% 8/15/2060[14]	59,581	8,661
Colombia (Republic of) 8.00% 4/20/2033	USD13,802	14,207
Colombia (Republic of) 7.50% 2/2/2034	6,591	6,536
Colombia (Republic of) 8.00% 11/14/2035	6,345	6,389
Colombia (Republic of) 7.75% 11/7/2036	9,645	9,378
Colombia (Republic of) 8.375% 11/7/2054	11,090	10,619
Egypt (Arab Republic of) 5.80% 9/30/2027	2,110	1,979
Egypt (Arab Republic of) 7.60% 3/1/2029	695	664
Egypt (Arab Republic of) 5.875% 2/16/2031	3,325	2,739
Egypt (Arab Republic of) 9.45% 2/4/2033[6]	15,000	14,175
Egypt (Arab Republic of) 8.50% 1/31/2047	1,170	889
Egypt (Arab Republic of) 7.903% 2/21/2048	605	434
Egypt (Arab Republic of) 8.70% 3/1/2049	1,840	1,413
Egypt (Arab Republic of) 8.15% 11/20/2059	14,000	10,031
Egypt (Arab Republic of) 7.50% 2/16/2061	920	616
European Investment Bank 0.625% 10/21/2027	15,310	14,092
Gabonese Republic 7.00% 11/24/2031[6]	10,000	7,831
Ghana (Republic of) 3.35% PIK and 5.00% Cash 2/16/2027[10]	GHS22,214	1,152
Ghana (Republic of) 3.50% PIK and 5.00% Cash 2/15/2028[10]	22,280	1,032
Ghana (Republic of) 3.65% PIK and 5.00% Cash 2/13/2029[10]	21,537	898
Ghana (Republic of) 3.80% PIK and 5.00% Cash 2/12/2030[10]	21,600	840
Ghana (Republic of) 3.95% PIK and 5.00% Cash 2/11/2031[10]	20,523	740
Ghana (Republic of) 4.10% PIK and 5.00% Cash 2/10/2032[10]	20,583	706
Ghana (Republic of) 4.25% PIK and 5.00% Cash 2/8/2033[10]	20,644	671
Ghana (Republic of) 4.40% PIK and 5.00% Cash 2/7/2034[10]	9,210	290
American Funds Strategic Bond Fund — Page 39 of 52

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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Ghana (Republic of) 4.55% PIK and 5.00% Cash 2/6/2035[10]	GHS9,238	$285
Ghana (Republic of) 4.70% PIK and 5.00% Cash 2/5/2036[10]	9,265	275
Ghana (Republic of) 4.85% PIK and 5.00% Cash 2/3/2037[10]	9,292	273
Ghana (Republic of) 5.00% 2/2/2038[10]	9,319	273
Honduras (Republic of) 6.25% 1/19/2027	USD2,524	2,494
India (Republic of) 7.88% 3/19/2030	INR333,000	4,134
India (Republic of) 7.61% 5/9/2030	367,000	4,500
Inter-American Development Bank 0.625% 7/15/2025	USD13,000	12,859
Japan Bank for International Cooperation 1.25% 1/21/2031	11,352	9,589
MIC Capital Management (RSC) Seven, Ltd. 5.084% 5/22/2053[6]	1,420	1,323
Mozambique (Republic of) 9.00% 9/15/2031	30,000	24,642
OMERS Finance Trust 3.50% 4/19/2032[6]	20,000	18,756
OMERS Finance Trust 4.00% 4/19/2052[6]	20,000	15,820
Panama (Republic of) 7.50% 3/1/2031	2,835	2,936
Panama (Republic of) 2.252% 9/29/2032	8,527	6,237
Panama (Republic of) 6.40% 2/14/2035	8,595	8,085
Panama (Republic of) 6.875% 1/31/2036	8,206	7,912
Panama (Republic of) 8.00% 3/1/2038	16,669	17,211
Panama (Republic of) 3.87% 7/23/2060	4,293	2,314
Peru (Republic of) 3.00% 1/15/2034	7,055	5,870
Peru (Republic of) 5.875% 8/8/2054	6,375	6,187
Peru (Republic of) 2.78% 12/1/2060	17,695	9,659
Romania 3.50% 4/3/2034	EUR995	872
Romania 5.625% 5/30/2037	75,000	74,170
Saskatchewan (Province of) 3.25% 6/8/2027	USD8,047	7,891
Senegal (Republic of) 6.75% 3/13/2048	11,000	7,179
Spain (Kingdom of) 1.25% 10/31/2030	EUR12,245	12,226
United Kingdom 0.125% 8/10/2041[14]	GBP3,315	3,292
United Mexican States 6.00% 5/7/2036	USD12,140	11,757
United Mexican States 6.875% 5/13/2037	12,095	12,405
United Mexican States 5.00% 4/27/2051	3,290	2,530
United Mexican States 6.338% 5/4/2053	6,235	5,683
United Mexican States 6.40% 5/7/2054	5,000	4,575
United Mexican States 3.75% 4/19/2071	13,080	7,403
United Mexican States, Series M, 7.50% 6/3/2027	MXN60,000	2,871
United Mexican States, Series M, 8.00% 11/7/2047	496,456	20,106
		671,457
Municipals 1.47% California 0.21%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.487% 6/1/2036	USD4,470	3,704
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.714% 6/1/2041	6,710	5,126
Municipal Fin. Auth., Community Facs. Dist. No. 2022-27 (City of Chula Vista - Sunbow), Special Tax Bonds, Series 2024-A-T, 7.25% 9/1/2039	2,275	2,270
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 0.883% 5/15/2025	5,000	4,979
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 5/15/2027	5,400	5,094
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 5/15/2030	6,450	5,644
Regents of the University of California, General Rev. Bonds, Series 2023-BR, 5.10% 5/15/2033	13,795	14,116
		40,933
American Funds Strategic Bond Fund — Page 40 of 52

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Bonds, notes & other debt instruments (continued) Municipals (continued) Florida 0.14%	Principal amount (000)	Value (000)
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 7/1/2025	USD15,075	$14,952
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	14,910	13,210
		28,162
Illinois 0.14%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	555	557
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039	2,645	2,495
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040	960	920
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 12/1/2046[6]	1,780	1,868
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025	19,120	18,666
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2016-A, 7.00% 12/1/2044	100	101
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, Assured Guaranty Municipal insured, 0% 12/15/2056	13,690	2,803
		27,410
Massachusetts 0.16%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	30,470	31,573
New Jersey 0.01%
Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, National insured, 7.425% 2/15/2029	987	1,042
Ohio 0.21%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	47,385	41,675
Puerto Rico 0.25%
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2017[13]	60	33
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.25% 7/1/2018[13]	145	81
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2018[13,15]	700	389
Electric Power Auth., Power Rev. Bonds, Series 2003-NN, 5.50% 7/1/2020[13]	90	50
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2021[13]	1,415	785
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2021[13]	2,000	1,110
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2023[13]	140	78
Electric Power Auth., Power Rev. Bonds, Series 2010-DDD, 5.00% 7/1/2023[13]	1,595	885
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.00% 7/1/2024[13]	550	305
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.625% 7/1/2025[13]	65	36
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.75% 7/1/2026[13]	80	45
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2026[13]	45	25
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.25% 7/1/2026[13]	155	87
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.25% 7/1/2026[13]	2,975	1,659
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.75% 7/1/2027[13]	485	270
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 4.80% 7/1/2028[13]	1,680	937
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.00% 7/1/2028[13]	425	237
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2032[13]	1,240	691
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.25% 7/1/2033[13]	4,650	2,592
American Funds Strategic Bond Fund — Page 41 of 52

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Bonds, notes & other debt instruments (continued) Municipals (continued) Puerto Rico (continued)	Principal amount (000)	Value (000)
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 6.75% 7/1/2036[13]	USD490	$273
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2037[13]	495	276
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2040[13]	2,640	1,472
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2042[13]	825	460
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, Assured Guaranty Municipal insured, 3.469% 7/1/2017[13]	4,630	2,570
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 3.625% 7/1/2021[13]	20	11
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2021[13]	525	291
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2022[13]	4,865	2,700
Electric Power Auth., Power Rev. Ref. Bonds, Series 2008-WW, 5.50% 7/1/2038[13]	1,795	1,001
G.O. Restructured Bonds, Series 2022-A-1, 5.375% 7/1/2025	634	637
G.O. Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2027	1,264	1,309
G.O. Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2029	1,243	1,332
G.O. Restructured Bonds, Series 2022-A-1, 5.75% 7/1/2031	1,207	1,328
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2033	1,145	1,122
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2035	1,029	984
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2037	883	836
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2041	1,201	1,100
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2046	1,249	1,090
G.O. Restructured Bonds, Capital Appreciation Bonds, Series 2022-A-1, 0% 7/1/2033	1,473	1,011
G.O. Taxable Bonds, Series 2022, 0% 11/1/2043[5]	4,724	2,964
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2046	50,777	16,659
		49,721
Texas 0.05%
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2023, AMT, 12.00% 6/1/2043[6]	12,500	10,625
Washington 0.13%
Econ. Dev. Fin. Auth., Environmental Facs. Rev. Bonds (North Pacific Paper Co. Recycling Project), Series 2020-B, 9.00% 12/1/2036[6]	23,800	24,664
Wisconsin 0.17%
Public Fin. Auth., Certs. of Part. (Legacy Hills Capital Recovery Fee Projects), Series 2021, 0% 12/17/2061	11,375	11,375
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	21,680	21,082
		32,457
Total municipals		288,262
Federal agency bonds & notes 0.27%
Fannie Mae 0.875% 8/5/2030	19,166	16,286
Korea Housing Finance Corp. 4.625% 2/24/2028[6]	14,900	14,993
Tennessee Valley Authority 4.375% 8/1/2034	23,053	22,846
		54,125
Total bonds, notes & other debt instruments (cost: $18,949,636,000)		18,368,703
Common stocks 0.06% Real estate 0.03%	Shares
WeWork, Inc.[8,15]	409,332	6,416
American Funds Strategic Bond Fund — Page 42 of 52

unaudited
Common stocks (continued) Energy 0.02%	Shares	Value (000)
New Fortress Energy, Inc., Class A15,16	327,772	$2,724
Consumer discretionary 0.01%
Aimbridge Acquisition Co., Inc.[8,15]	37,845	2,694
Party City Holdco, Inc.[8,15]	130,501	— [2]
Party City Holdco, Inc.[6,8,15]	1,303	— [2]
NMG Parent, LLC	967	— [2]
		2,694
Health care 0.00%
Endo GUC Trust, Class A1[6,8,15]	314,185	117
Endo, Inc., 1L 7.50% Escrow[8,15]	3,000,000	— [2]
Endo, Inc., 1L 6.875% Escrow[8,15]	625,000	— [2]
Endo, Inc., 1L 6.125% Escrow[8,15]	2,725,000	— [2]
		117
Total common stocks (cost: $13,077,000)		11,951
Short-term securities 9.69% Money market investments 9.69%
Capital Group Central Cash Fund 4.33%[17,18]	19,016,142	1,901,614
Total short-term securities (cost: $1,901,685,000)		1,901,614
Options purchased (equity style) 0.07%
Options purchased (equity style)*		13,348
Total options purchased (equity style) (cost: $12,279,000)		13,348
Total investment securities 103.43% (cost: $20,876,677,000)		20,295,616
Total options written† 0.00% (premium received: $559,000)		(646)
Other assets less liabilities (3.43)%		(673,049)
Net assets 100.00%		$19,621,921
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 3/31/2025 (000)
Call
20 Year U.S. Treasury Note Futures Option	5,167	4/4/2025	USD117.50	USD516,700	$3,310
3 Month SOFR Futures Option	23	6/13/2025	97.00	5,750	1
3 Month SOFR Futures Option	72	6/13/2025	98.00	18,000	1
3 Month SOFR Futures Option	24,236	9/12/2025	97.00	6,059,000	3,938
3 Month SOFR Futures Option	4,942	9/12/2025	98.00	1,235,500	247
3 Month SOFR Futures Option	4,614	12/12/2025	96.50	1,153,500	3,115
3 Month SOFR Futures Option	4,614	12/12/2025	97.00	1,153,500	1,702
3 Month SOFR Futures Option	4,615	12/12/2025	97.50	1,153,750	952
American Funds Strategic Bond Fund — Page 43 of 52

unaudited
*Options purchased (equity style) (continued)

Options on futures (continued)
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 3/31/2025 (000)
3 Month SOFR Futures Option	215	12/11/2026	USD98.00	USD53,750	$82
					$13,348
†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 3/31/2025 (000)
Call
20 Year U.S. Treasury Note Futures Option	5,167	4/4/2025	USD119.50	USD(516,700)	$(646)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2025 (000)
30 Day Federal Funds Futures	Long	20,005	5/1/2025	USD7,975,131	$(1,373)
3 Month SOFR Futures	Long	35,236	6/18/2025	8,429,112	(73,465)
3 Month Euro EURIBOR Futures	Short	6,917	9/15/2025	(1,831,974)	(2,031)
3 Month SOFR Futures	Long	31,170	9/17/2025	7,474,566	(271)
3 Month SOFR Futures	Long	11,650	12/17/2025	2,801,534	1,355
3 Month SOFR Futures	Short	11,909	3/18/2026	(2,869,325)	1,980
3 Month SOFR Futures	Short	2,373	6/17/2026	(572,456)	1,013
2 Year U.S. Treasury Note Futures	Long	39,855	7/3/2025	8,256,835	8,865
5 Year U.S. Treasury Note Futures	Long	20,887	7/3/2025	2,259,060	12,033
10 Year Euro-Bund Futures	Long	8,603	6/10/2025	1,198,431	(23,949)
10 Year French Government Bond Futures	Short	1,984	6/10/2025	(263,207)	5,963
10 Year Italy Government Bond Futures	Short	8,266	6/10/2025	(1,050,397)	18,826
10 Year Japanese Government Bond Futures	Long	4	6/20/2025	3,691	9
10 Year U.S. Treasury Note Futures	Short	5,059	6/30/2025	(562,656)	71
10 Year Ultra U.S. Treasury Note Futures	Short	26,969	6/30/2025	(3,077,837)	(25,144)
20 Year U.S. Treasury Note Futures	Long	2,306	6/30/2025	270,451	(646)
30 Year Ultra U.S. Treasury Bond Futures	Long	4	6/30/2025	489	(2)
					$(76,766)
American Funds Strategic Bond Fund — Page 44 of 52

unaudited
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	387,339	CAD	555,362	Goldman Sachs	4/3/2025	$1,359
USD	184,613	THB	6,271,592	Standard Chartered Bank	4/3/2025	(105)
JPY	1,831,000	EUR	11,642	UBS AG	4/3/2025	(379)
EUR	172,666	USD	181,903	Citibank	4/4/2025	4,841
USD	95,829	KRW	137,353,737	Standard Chartered Bank	4/4/2025	2,586
BRL	379,123	USD	64,846	Citibank	4/4/2025	1,530
USD	101,119	COP	416,915,000	Standard Chartered Bank	4/4/2025	1,482
USD	79,263	CLP	74,789,700	Morgan Stanley	4/4/2025	500
BRL	405,877	USD	70,739	JPMorgan Chase	4/4/2025	322
CLP	74,789,700	USD	78,546	Morgan Stanley	4/4/2025	218
COP	4,990,000	USD	1,209	Standard Chartered Bank	4/4/2025	(16)
CLP	74,789,700	USD	79,263	Morgan Stanley	4/4/2025	(500)
USD	136,505	BRL	785,000	Citibank	4/4/2025	(931)
COP	416,915,000	USD	101,107	Morgan Stanley	4/4/2025	(1,469)
COP	416,915,000	USD	101,119	Standard Chartered Bank	4/4/2025	(1,481)
USD	64,846	BRL	379,123	Citibank	4/4/2025	(1,530)
KRW	137,353,737	USD	95,612	Standard Chartered Bank	4/4/2025	(2,368)
KRW	137,353,737	USD	95,829	Standard Chartered Bank	4/4/2025	(2,586)
USD	111,667	MXN	2,271,696	Morgan Stanley	4/7/2025	765
USD	186,379	SEK	1,874,238	Goldman Sachs	4/11/2025	(204)
JPY	42,387,648	USD	286,851	Citibank	4/14/2025	(3,806)
USD	4,423	EUR	4,046	HSBC Bank	4/15/2025	45
USD	49,912	ZAR	906,875	Barclays Bank PLC	4/17/2025	516
AUD	376,411	USD	238,394	Goldman Sachs	4/17/2025	(3,163)
USD	161,111	PLN	621,066	Morgan Stanley	4/24/2025	893
EUR	5,011	MXN	110,000	Bank of New York Mellon	4/24/2025	68
CZK	2,120,721	USD	92,486	Citibank	4/24/2025	(566)
HUF	33,777,653	USD	92,281	Citibank	4/24/2025	(1,722)
USD	438,326	THB	14,792,622	JPMorgan Chase	4/25/2025	2,034
USD	4,458	SGD	5,945	HSBC Bank	4/25/2025	27
USD	3,201	SEK	32,500	JPMorgan Chase	4/25/2025	(37)
PHP	11,315,918	USD	196,540	Citibank	4/28/2025	908
JPY	42,742,000	USD	285,038	Morgan Stanley	4/28/2025	824
USD	8,377	INR	720,000	Citibank	4/28/2025	(27)
GBP	242,211	USD	313,619	Citibank	4/28/2025	(764)
EUR	221,014	USD	238,938	Morgan Stanley	5/7/2025	529
						$(2,207)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
5.018%	Annual	SOFR	Annual	10/2/2025	USD288,880	$1,057	$—	$1,057
(0.445)%	Annual	6-month EURIBOR	Semi-annual	12/3/2025	EUR448,100	(9,000)	—	(9,000)
(0.452)%	Annual	6-month EURIBOR	Semi-annual	12/3/2025	448,100	(9,023)	—	(9,023)
American Funds Strategic Bond Fund — Page 45 of 52

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
4.2035%	Annual	SOFR	Annual	1/10/2026	USD371,166	$301	$—	$301
4.184%	Annual	SOFR	Annual	1/10/2026	371,166	246	—	246
4.2045%	Annual	SOFR	Annual	1/10/2026	19,368	16	—	16
4.56%	Annual	SOFR	Annual	3/1/2026	1,316,500	6,321	—	6,321
4.568%	Annual	SOFR	Annual	3/1/2026	1,293,850	6,305	—	6,305
4.26959%	Annual	SOFR	Annual	3/31/2026	503,400	(1,301)	—	(1,301)
4.28066%	Annual	SOFR	Annual	3/31/2026	1,038,500	(2,475)	—	(2,475)
4.659%	Annual	SOFR	Annual	5/17/2026	2,287,900	17,931	—	17,931
SOFR	Annual	4.5265%	Annual	6/18/2026	575,078	(4,111)	—	(4,111)
SOFR	Annual	4.528%	Annual	6/18/2026	574,958	(4,120)	—	(4,120)
SOFR	Annual	4.5335%	Annual	6/18/2026	1,149,965	(8,314)	—	(8,314)
TONAR	Annual	(0.01246731)%	Annual	10/1/2026	JPY1,442,100	113	—	113
3.53%	Annual	SOFR	Annual	1/23/2027	USD719,100	(2,994)	—	(2,994)
3.5405%	Annual	SOFR	Annual	1/23/2027	1,190,100	(4,738)	—	(4,738)
3.535%	Annual	SOFR	Annual	1/23/2027	1,289,500	(5,257)	—	(5,257)
3.481%	Annual	SOFR	Annual	1/29/2027	1,075,400	(5,382)	—	(5,382)
3.4615%	Annual	SOFR	Annual	1/29/2027	1,075,400	(5,750)	—	(5,750)
SOFR	Annual	4.186%	Annual	2/18/2027	4,783,700	(37,158)	—	(37,158)
3.7645%	Annual	SOFR	Annual	2/20/2027	2,248,700	419	—	419
3.761%	Annual	SOFR	Annual	2/20/2027	1,125,700	138	—	138
3.6475%	Annual	SOFR	Annual	2/27/2028	2,814,400	7,124	—	7,124
U.S. EFFR	Annual	2.438%	Annual	1/11/2029	44,000	1,841	—	1,841
SOFR	Annual	3.529%	Annual	1/29/2030	472,000	3,032	—	3,032
SOFR	Annual	3.5485%	Annual	1/29/2030	512,500	2,853	—	2,853
SOFR	Annual	3.528%	Annual	1/29/2030	385,600	2,494	—	2,494
3.18%	Annual	SOFR	Annual	4/17/2030	166,100	(3,779)	—	(3,779)
3.275%	Annual	SOFR	Annual	4/18/2030	166,100	(3,058)	—	(3,058)
3.353%	Annual	SOFR	Annual	4/19/2030	166,100	(2,467)	—	(2,467)
3.342%	Annual	SOFR	Annual	4/19/2030	166,100	(2,551)	—	(2,551)
3.344%	Annual	SOFR	Annual	4/20/2030	166,200	(2,543)	—	(2,543)
3.128%	Annual	SOFR	Annual	4/28/2030	166,200	(4,210)	—	(4,210)
3.285%	Annual	SOFR	Annual	5/1/2030	166,200	(3,012)	—	(3,012)
3.259%	Annual	SOFR	Annual	5/1/2030	166,300	(3,213)	—	(3,213)
3.186%	Annual	SOFR	Annual	5/9/2030	166,300	(3,793)	—	(3,793)
3.215%	Annual	SOFR	Annual	5/10/2030	166,300	(3,573)	—	(3,573)
3.29%	Annual	SOFR	Annual	5/19/2030	199,300	(3,615)	—	(3,615)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	153,800	23,220	—	23,220
Overnight MXN-F-TIIE	28-day	8.83%	28-day	1/27/2031	MXN744,450	(1,239)	—	(1,239)
SOFR	Annual	3.10%	Annual	6/20/2033	USD90,300	4,160	—	4,160
SOFR	Annual	3.175%	Annual	2/1/2038	20,700	1,160	—	1,160
3.095%	Annual	SOFR	Annual	9/27/2048	27,500	(3,433)	—	(3,433)
U.S. EFFR	Annual	0.6193%	Annual	4/6/2050	12,600	6,467	—	6,467
U.S. EFFR	Annual	0.60602%	Annual	4/6/2050	5,800	2,989	—	2,989
U.S. EFFR	Annual	0.616917%	Annual	4/6/2050	5,200	2,671	—	2,671
6-month EURIBOR	Semi-annual	0.0897%	Annual	6/4/2050	EUR16,100	8,255	—	8,255
6-month EURIBOR	Semi-annual	0.006%	Annual	12/3/2050	74,200	39,720	—	39,720
6-month EURIBOR	Semi-annual	0.0175%	Annual	12/3/2050	74,200	39,549	—	39,549
6-month EURIBOR	Semi-annual	0.068%	Annual	1/15/2051	39,980	20,971	—	20,971
American Funds Strategic Bond Fund — Page 46 of 52

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
0.702%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	EUR39,150	$(15,867)	$—	$(15,867)
0.672%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	39,150	(16,111)	—	(16,111)
0.649%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	46,200	(19,232)	—	(19,232)
SOFR	Annual	3.01413%	Annual	1/12/2053	USD118,924	16,964	—	16,964
SOFR	Annual	3.02%	Annual	1/12/2053	118,900	16,842	—	16,842
SOFR	Annual	2.974%	Annual	4/17/2053	52,200	7,806	—	7,806
SOFR	Annual	3.044%	Annual	4/18/2053	52,700	7,252	—	7,252
SOFR	Annual	3.0875%	Annual	4/19/2053	52,600	6,849	—	6,849
SOFR	Annual	3.1035%	Annual	4/19/2053	52,500	6,693	—	6,693
SOFR	Annual	3.0895%	Annual	4/20/2053	52,600	6,831	—	6,831
SOFR	Annual	2.9405%	Annual	4/28/2053	52,500	8,153	—	8,153
SOFR	Annual	3.0535%	Annual	5/1/2053	105,100	14,297	—	14,297
SOFR	Annual	3.085%	Annual	5/9/2053	53,100	6,939	—	6,939
SOFR	Annual	3.1135%	Annual	5/10/2053	52,800	6,643	—	6,643
SOFR	Annual	3.1605%	Annual	5/19/2053	63,500	7,481	—	7,481
SOFR	Annual	3.6765%	Annual	2/20/2054	205,384	5,814	—	5,814
SOFR	Annual	3.6815%	Annual	2/20/2054	197,000	5,406	—	5,406
SOFR	Annual	3.7205%	Annual	2/21/2054	164,416	3,398	—	3,398
SOFR	Annual	3.6745%	Annual	2/28/2054	228,900	6,546	—	6,546
2.655%	Annual	6-month EURIBOR	Semi-annual	3/28/2055	EUR161,900	1,244	—	1,244
						$143,192	$—	$143,192
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 3/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
12.03167%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL1,794,083	$(13,729)	$—	$(13,729)
12%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	2,229,271	(17,352)	—	(17,352)
11.49%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	3,611,800	(35,588)	—	(35,588)
12.4875%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	138,150	(1,745)	—	(1,745)
12.5%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	276,000	(3,463)	—	(3,463)
12.36%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	342,084	(4,608)	—	(4,608)
12.515%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	401,646	(5,002)	—	(5,002)
12.30585%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	1,626,930	(22,497)	—	(22,497)
							$(103,984)	$—	$(103,984)
American Funds Strategic Bond Fund — Page 47 of 52

unaudited
Swap contracts (continued)

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 3/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
CDX.NA.IG.43	1.00%	Quarterly	12/20/2029	USD813,934	$(15,347)	$(17,856)	$2,509
CDX.NA.HY.44	5.00%	Quarterly	6/20/2030	4,954,177	(256,418)	(285,193)	28,775
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	690,695	(12,449)	(13,948)	1,499
					$(284,214)	$(316,997)	$32,783
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[19] (000)	Value at 3/31/2025[20] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
CDX.NA.HY.43	5.00%	Quarterly	12/20/2029	USD110,800	$5,927	$6,321	$(394)
Investments in affiliates18

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2025 (000)	Dividend or interest income (000)
Short-term securities 9.69%
Money market investments 9.69%
Capital Group Central Cash Fund 4.33%[17]	$790,455	$2,010,043	$898,679	$(33)	$(172)	$1,901,614	$13,771
Restricted securities11

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (10.875% Cash and 2.00% PIK on 6/22/2025)[7,10]	6/23/2023-3/24/2025	$11,981	$12,019	0.06%
Modec Finance BV 7.84% 7/15/2026[8]	7/28/2023	9,000	9,118	0.05
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029[5,9]	9/13/2023	2,838	2,900	0.01
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029[5,9]	9/13/2023-3/13/2025	76	76	0.00 [21]
Total		$23,895	$24,113	0.12%

American Funds Strategic Bond Fund — Page 48 of 52

unaudited
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $632,621,000, which represented 3.22% of the net assets of the fund.
[4]	Purchased on a TBA basis.
[5]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[6]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,384,769,000, which represented 22.35% of the net assets of the fund.

[7]	Step bond; coupon rate may change at a later date.
[8]	Value determined using significant unobservable inputs.
[9]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $52,813,000, which represented 0.27% of the net assets of the fund.

[10]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[11]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $24,113,000, which represented 0.12% of the net assets of the fund.

[12]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[13]	Scheduled interest and/or principal payment was not received.
[14]	Index-linked bond whose principal amount moves with a government price index.
[15]	Security did not produce income during the last 12 months.
[16]
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $2,724,000, which represented less than 0.01% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[17]	Rate represents the seven-day yield at 3/31/2025.
[18]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[19]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[20]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[21]	Amount less than 0.01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
American Funds Strategic Bond Fund — Page 49 of 52

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of options on futures while held was $35,452,075,000. The average month-end notional amount of futures contracts while held was $50,426,582,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $4,176,663,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $58,434,750,000 and $6,855,815,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
American Funds Strategic Bond Fund — Page 50 of 52

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2025 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$6,765,868	$54,699	$6,820,567
Corporate bonds, notes & loans	—	6,754,086	15,485	6,769,571
U.S. Treasury bonds & notes	—	2,752,917	—	2,752,917
Asset-backed obligations	—	991,688	20,116	1,011,804
Bonds & notes of governments & government agencies outside the U.S.	—	671,457	—	671,457
Municipals	—	288,262	—	288,262
Federal agency bonds & notes	—	54,125	—	54,125
Common stocks	2,724	—	9,227	11,951
Short-term securities	1,901,614	—	—	1,901,614
Options purchased on futures (equity style)	13,348	—	—	13,348
Total	$1,917,686	$18,278,403	$99,527	$20,295,616

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$50,115	$—	$—	$50,115
Unrealized appreciation on open forward currency contracts	—	19,447	—	19,447
Unrealized appreciation on centrally cleared interest rate swaps	—	334,511	—	334,511
Unrealized appreciation on centrally cleared credit default swaps	—	32,783	—	32,783
Liabilities:
Value of options written	(646)	—	—	(646)
Unrealized depreciation on futures contracts	(126,881)	—	—	(126,881)
Unrealized depreciation on open forward currency contracts	—	(21,654)	—	(21,654)
Unrealized depreciation on centrally cleared interest rate swaps	—	(191,319)	—	(191,319)
Unrealized depreciation on bilateral interest rate swaps	—	(103,984)	—	(103,984)
Unrealized depreciation on centrally cleared credit default swaps	—	(394)	—	(394)
Total	$(77,412)	$69,390	$—	$(8,022)
*
Options written, futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
American Funds Strategic Bond Fund — Page 51 of 52

unaudited

Key to abbreviation(s)
AMT = Alternative Minimum Tax
Assn. = Association
AUD = Australian dollars
Auth. = Authority
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
Certs. = Certificates
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
CME = CME Group
COP = Colombian pesos
CZK = Czech korunas
DAC = Designated Activity Company
Dev. = Development
Dist. = District
Econ. = Economic
EFFR = Effective Federal Funds Rate
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
F-TIIE = Funding Equilibrium Interbank Interest Rate
G.O. = General Obligation

GBP = British pounds
GHS = Ghanaian cedi
HUF = Hungarian forints
ICE = Intercontinental Exchange, Inc.
INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
Part. = Participation
PHP = Philippine pesos
PIK = Payment In Kind
PLN = Polish zloty
Ref. = Refunding
Rev. = Revenue
RSC = Restricted Scope Company
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
TBA = To be announced
THB = Thai baht
TONAR = Tokyo Overnight Average Rate
USD = U.S. dollars
UST = U.S. Treasury
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP1-112-0525
American Funds Strategic Bond Fund — Page 52 of 52